William Blair Funds

Portfolios of Investments

March 31, 2024

Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—33.3%
*	Advanced Micro Devices, Inc.	33,700	$6,082
*	Clearwater Analytics Holdings, Inc.	102,531	1,814
*	Dynatrace, Inc.	70,318	3,266
	Microsoft Corp.	57,622	24,243
*	MongoDB, Inc.	4,062	1,457
*	Nice Ltd.—ADR	15,877	4,138
	NVIDIA Corp.	13,197	11,924
*	Palo Alto Networks, Inc.	20,655	5,869
	Power Integrations, Inc.	18,481	1,322
*	Pure Storage, Inc.	83,593	4,346
*	ServiceNow, Inc.	8,325	6,347
*	SPS Commerce, Inc.	10,900	2,015
	Texas Instruments, Inc.	25,490	4,441
*	Tyler Technologies, Inc.	8,125	3,453
*	Workday, Inc.	13,074	3,566
*	Workiva, Inc.	27,492	2,331

			86,614

	Health Care—14.9%
	Abbott Laboratories	46,688	5,307
	Agilent Technologies, Inc.	21,256	3,093
*	Doximity, Inc.	70,204	1,889
*	HealthEquity, Inc.	23,373	1,908
*	Intuitive Surgical, Inc.	18,195	7,261
*	Repligen Corp.	7,209	1,326
*	Treace Medical Concepts, Inc.	159,919	2,087
	UnitedHealth Group, Inc.	18,910	9,355
*	Veeva Systems, Inc.	13,389	3,102
	Zoetis, Inc.	20,769	3,514

			38,842

	Consumer Discretionary—12.5%
*	Amazon.com, Inc.	116,702	21,051
*	Bright Horizons Family Solutions, Inc.	21,570	2,445
*	Five Below, Inc.	16,678	3,025
	NIKE, Inc.	35,760	3,361
*	Skyline Champion Corp.	31,354	2,665

			32,547

	Financials—9.8%
	Apollo Global Management, Inc.	17,432	1,960
*	BRP Group, Inc.	65,043	1,883
	Carlyle Group, Inc.	90,144	4,229
	Everest Group Ltd.†	7,953	3,161
*	Flywire Corp.	73,408	1,821
	Mastercard, Inc.	25,865	12,456

			25,510

	Communication Services—8.8%
*	Alphabet, Inc.	126,737	19,128
	Warner Music Group Corp.	89,171	2,945
*	ZipRecruiter, Inc.	68,287	785

			22,858

See accompanying Notes to Financial Statements.

Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Industrials—8.2%
*	ACV Auctions, Inc.	234,299	$4,398
	Brink’s Co.	44,829	4,141
*	Chart Industries, Inc.	17,108	2,818
*	Copart, Inc.	106,450	6,166
*	Kornit Digital Ltd.†	75,010	1,359
*	Verra Mobility Corp.	102,617	2,562

			21,444

	Consumer Staples—6.3%
	Coca-Cola Co.	83,964	5,137
	Lancaster Colony Corp.	13,045	2,708
*	Performance Food Group Co.	47,089	3,515
*	Vital Farms, Inc.	210,097	4,885

			16,245

	Energy—3.7%
	Cameco Corp.	105,706	4,579
*	Green Plains, Inc.	81,533	1,885
	New Fortress Energy, Inc.	99,613	3,047

			9,511

	Materials—0.8%
	Crown Holdings, Inc.	26,319	2,086

	Total Common Stocks—98.3% (cost $134,018)		255,657

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 03/28/24, due 04/01/24, repurchase price $4,585, collateralized by U.S. Treasury Note, 4.625%, due 09/15/26, valued at $4,676	$4,584	4,584

	Total Repurchase Agreement—1.7% (cost $4,584)		4,584

	Total Investments—100.0% (cost $138,602)		260,241
	Liabilities, plus cash and other assets—(0.0)%		(113)

	Net assets—100.0%		$260,128

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Information Technology—42.5%
	Accenture PLC†	204,060	$70,729
*	Advanced Micro Devices, Inc.	258,998	46,746
	Intuit, Inc.	99,570	64,720
	Lam Research Corp.	50,120	48,695
	Microsoft Corp.	761,690	320,458
	NVIDIA Corp.	235,050	212,382
*	Palo Alto Networks, Inc.	171,330	48,680
	Salesforce, Inc.	237,920	71,657
*	ServiceNow, Inc.	70,700	53,902
	Texas Instruments, Inc.	227,780	39,682

			977,651

	Consumer Discretionary—15.1%
*	Amazon.com, Inc.	1,101,880	198,757
*	Chipotle Mexican Grill, Inc.	19,630	57,060
	NIKE, Inc.	273,780	25,730
*	O’Reilly Automotive, Inc.	40,420	45,629
	Starbucks Corp.	228,510	20,884

			348,060

	Communication Services—10.7%
*	Alphabet, Inc.	1,327,490	200,358
*	Live Nation Entertainment, Inc.	428,832	45,358

			245,716

	Health Care—9.7%
	Agilent Technologies, Inc.	167,030	24,305
*	Intuitive Surgical, Inc.	141,670	56,539
	UnitedHealth Group, Inc.	162,745	80,510
*	Veeva Systems, Inc.	115,420	26,742
	Zoetis, Inc.	201,640	34,119

			222,215

	Financials—8.6%
	Apollo Global Management, Inc.	369,881	41,593
	Carlyle Group, Inc.	930,740	43,661
	Mastercard, Inc.	234,080	112,726

			197,980

	Consumer Staples—4.5%
	Costco Wholesale Corp.	70,800	51,870
*	Monster Beverage Corp.	864,220	51,231

			103,101

	Materials—4.1%
	Linde PLC†	105,540	49,004
	Martin Marietta Materials, Inc.	74,070	45,475

			94,479

	Industrials—3.2%
*	Copart, Inc.	869,500	50,361
*	Uber Technologies, Inc.	304,760	23,464

			73,825

See accompanying Notes to Financial Statements.

Large Cap Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Real Estate—1.2%
*	CoStar Group, Inc.	286,847	$27,709

	Total Common Stocks—99.6% (cost $1,558,723)		2,290,736

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 03/28/24, due 04/01/24, repurchase price $9,528, collateralized by U.S. Treasury Note, 4.625%, due 09/15/26, valued at $9,716	$9,525	9,525

	Total Repurchase Agreement—0.4% (cost $9,525)		9,525

	Total Investments—100.0% (cost $1,568,248)		2,300,261
	Cash and other assets, less liabilities—0.0%		551

	Net assets—100.0%		$2,300,812

† = U.S. listed foreign security

* = Non-income producing security

See accompanying Notes to Financial Statements.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—18.0%
	Acuity Brands, Inc.	130	$35
	AGCO Corp.	238	29
*	Alaska Air Group, Inc.	724	31
	Allegion PLC†	205	28
	Flowserve Corp.	749	34
	Johnson Controls International PLC†	478	31
	Knight-Swift Transportation Holdings, Inc.	272	15
*	Middleby Corp.	193	31
	Snap-on, Inc.	131	39
	Timken Co.	408	36

			309

	Health Care—11.8%
	Cencora, Inc.	127	31
*	Centene Corp.	367	29
	Encompass Health Corp.	396	33
*	Envista Holdings Corp.	882	19
*	Henry Schein, Inc.	214	16
*	Hologic, Inc.	370	29
	Laboratory Corp. of America Holdings	126	27
	Viatris, Inc.	1,631	19

			203

	Consumer Discretionary—11.4%
	Advance Auto Parts, Inc.	237	20
	BorgWarner, Inc.	777	27
	Brunswick Corp.	287	28
	LKQ Corp.	559	30
	Ralph Lauren Corp.	134	25
	Toll Brothers, Inc.	338	44
	Whirlpool Corp.	181	21

			195

	Information Technology—10.9%
	Amdocs Ltd.†	315	29
*	Check Point Software Technologies Ltd.†	123	20
	Cognizant Technology Solutions Corp.	401	29
*	Flex Ltd.†	1,173	34
	Hewlett Packard Enterprise Co.	1,635	29
	Jabil, Inc.	144	19
	Skyworks Solutions, Inc.	251	27

			187

	Financials—10.2%
*	Arch Capital Group Ltd.†	289	27
	East West Bancorp, Inc.	381	30
	Hartford Financial Services Group, Inc.	288	30
	Huntington Bancshares, Inc.	1,720	24
	KKR & Co., Inc.	299	30
	Willis Towers Watson PLC†	129	35

			176

See accompanying Notes to Financial Statements.

Mid Cap Value Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Materials—8.3%
*	Axalta Coating Systems Ltd.†	905	$31
	CRH PLC†	292	25
	Crown Holdings, Inc.	369	29
	Huntsman Corp.	1,080	28
	PPG Industries, Inc.	198	29

			142

	Consumer Staples—7.1%
	Ingredion, Inc.	292	34
	Molson Coors Beverage Co.	441	30
	Tyson Foods, Inc.	443	26
*	U.S. Foods Holding Corp.	589	32

			122

	Energy—6.9%
	Coterra Energy, Inc.	851	24
	Diamondback Energy, Inc.	151	30
	Permian Resources Corp.	1,824	32
	Phillips 66	195	32

			118

	Real Estate—6.3%
	Camden Property Trust	203	20
	Host Hotels & Resorts, Inc.	1,626	33
	Regency Centers Corp.	457	28
	VICI Properties, Inc.	943	28

			109

	Utilities—5.1%
	Entergy Corp.	276	29
	NiSource, Inc.	1,071	30
	PPL Corp.	1,028	28

			87

	Communication Services—0.7%
*	Warner Bros Discovery, Inc.	1,306	12

	Total Common Stocks—96.7% (cost $1,479)		1,660

	Total Investments—96.7% (cost $1,479)		1,660
	Cash and other assets, less liabilities—3.3%		57

	Net assets—100.0%		$1,717

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

Small-Mid Cap Core Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—23.5%
*	ACV Auctions, Inc.	178,365	$3,348
	Atkore, Inc.	10,328	1,966
*	Axon Enterprise, Inc.	12,562	3,930
	Brink’s Co.	26,813	2,477
*	Builders FirstSource, Inc.	17,771	3,706
	BWX Technologies, Inc.	49,338	5,063
*	Casella Waste Systems, Inc.	39,329	3,889
*	Chart Industries, Inc.	19,186	3,160
*	Core & Main, Inc.	39,108	2,239
*	ExlService Holdings, Inc.	68,783	2,187
*	GXO Logistics, Inc.	35,130	1,889
	Lincoln Electric Holdings, Inc.	6,628	1,693
*	Mercury Systems, Inc.	91,143	2,689
*	Shoals Technologies Group, Inc.	77,579	867
	Tecnoglass, Inc.†	33,376	1,737
*	Trex Co., Inc.	22,275	2,222
*	Verra Mobility Corp.	120,907	3,019
*	WillScot Mobile Mini Holdings Corp.	54,840	2,550

			48,631

	Financials—13.9%
*	BRP Group, Inc.	126,562	3,663
	Carlyle Group, Inc.	94,195	4,419
	East West Bancorp, Inc.	44,600	3,528
*	Euronet Worldwide, Inc.	10,426	1,146
	Everest Group Ltd.†	10,636	4,228
	Tradeweb Markets, Inc.	22,073	2,299
	Virtu Financial, Inc.	159,206	3,267
	Western Alliance Bancorp	62,782	4,030
	Wintrust Financial Corp.	20,496	2,139

			28,719

	Consumer Discretionary—13.6%
	ADT, Inc.	231,802	1,558
*	Boot Barn Holdings, Inc.	13,523	1,287
*	Bright Horizons Family Solutions, Inc.	39,769	4,508
*	Garrett Motion, Inc.	303,790	3,020
	Installed Building Products, Inc.	7,844	2,029
*	National Vision Holdings, Inc.	104,372	2,313
*	On Holding AG†	63,481	2,246
	Pool Corp.	7,605	3,069
*	Revolve Group, Inc.	40,326	854
	Signet Jewelers Ltd.†	20,600	2,061
*	Skyline Champion Corp.	40,878	3,475
*	Stride, Inc.	25,829	1,628

			28,048

	Health Care—13.0%
*	Acadia Healthcare Co., Inc.	27,231	2,157
*	Avantor, Inc.	79,392	2,030
	Bio-Techne Corp.	25,331	1,783
	Chemed Corp.	5,887	3,779
*	Doximity, Inc.	68,915	1,855
	Encompass Health Corp.	40,675	3,359

See accompanying Notes to Financial Statements.

Small-Mid Cap Core Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Health Care—(continued)
*	Globus Medical, Inc.	33,760	$1,811
*	Insulet Corp.	8,713	1,494
*	Merit Medical Systems, Inc.	34,962	2,648
*	Neogen Corp.	112,936	1,782
*	Penumbra, Inc.	7,716	1,722
*	Sotera Health Co.	84,677	1,017
	Stevanato Group SpA†	44,491	1,428

			26,865

	Information Technology—10.4%
*	Alarm.com Holdings, Inc.	21,023	1,524
*	Ambarella, Inc.†	15,815	803
*	Calix, Inc.	36,349	1,205
*	Clearwater Analytics Holdings, Inc.	91,397	1,617
	Cognex Corp.	29,574	1,255
*	Dynatrace, Inc.	48,216	2,239
	Entegris, Inc.	11,090	1,559
*	JFrog Ltd.†	48,060	2,125
*	Lattice Semiconductor Corp.	19,537	1,528
*	Nice Ltd.—ADR	12,894	3,361
*	Onto Innovation, Inc.	6,977	1,263
*	Pure Storage, Inc.	33,475	1,740
*	Tyler Technologies, Inc.	3,266	1,388

			21,607

	Materials—7.8%
	Berry Global Group, Inc.	47,525	2,874
	CF Industries Holdings, Inc.	31,744	2,641
	Crown Holdings, Inc.	34,077	2,701
	Eagle Materials, Inc.	12,360	3,359
	FMC Corp.	19,788	1,261
	Sylvamo Corp.	52,527	3,243

			16,079

	Real Estate—5.2%
	Agree Realty Corp.	34,959	1,997
	Americold Realty Trust, Inc.	104,394	2,601
	Equity LifeStyle Properties, Inc.	43,502	2,801
	Healthcare Realty Trust, Inc.	145,358	2,057
	Pebblebrook Hotel Trust	89,930	1,386

			10,842

	Energy—5.1%
*	Antero Resources Corp.	36,750	1,066
	Cameco Corp.	53,614	2,323
*	Green Plains, Inc.	50,335	1,164
	New Fortress Energy, Inc.	88,762	2,715
	TechnipFMC PLC†	75,115	1,886
	Whitecap Resources, Inc.	180,275	1,366

			10,520

	Consumer Staples—4.2%
	Inter Parfums, Inc.	17,554	2,467

See accompanying Notes to Financial Statements.

Small-Mid Cap Core Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Consumer Staples—(continued)
	Lancaster Colony Corp.	14,286	$2,966
	Primo Water Corp.	176,303	3,210

			8,643

	Utilities—1.3%
	IDACORP, Inc.	29,007	2,694

	Communication Services—0.9%
*	Live Nation Entertainment, Inc.	10,896	1,153
*	ZipRecruiter, Inc.	64,084	736

			1,889

	Total Common Stocks—98.9% (cost $178,449)		204,537

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 03/28/24, due 04/01/24, repurchase price $1,997, collateralized by U.S. Treasury Note, 1.375%, due 08/31/26, valued at $2,037	$1,997	1,997

	Total Repurchase Agreement—1.0% (cost $1,997)		1,997

	Total Investments—99.9% (cost $180,446)		206,534
	Cash and other assets, less liabilities—0.1%		187

	Net assets—100.0%		$206,721

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Health Care—22.8%
*	Acadia Healthcare Co., Inc.	391,980	$31,053
*	Amicus Therapeutics, Inc.	1,601,100	18,861
	Bio-Techne Corp.	335,600	23,623
*	Blueprint Medicines Corp.	259,504	24,616
*	Certara, Inc.	777,783	13,907
*	Charles River Laboratories International, Inc.	66,537	18,028
	Chemed Corp.	70,166	45,042
*	Doximity, Inc.	665,352	17,905
	Encompass Health Corp.	527,017	43,521
*	Evolent Health, Inc.	678,600	22,251
*	Globus Medical, Inc.	219,995	11,800
*	HealthEquity, Inc.	180,408	14,727
*	Insmed, Inc.	575,751	15,620
*	Inspire Medical Systems, Inc.	113,442	24,366
*	Insulet Corp.	152,565	26,150
*	Merit Medical Systems, Inc.	391,126	29,628
*	Neogen Corp.	1,058,000	16,695
*	Penumbra, Inc.	133,486	29,791
*	Repligen Corp.	113,200	20,820
*	Twist Bioscience Corp.	516,373	17,717

			466,121

	Industrials—20.3%
	Advanced Drainage Systems, Inc.	249,200	42,922
*	Axon Enterprise, Inc.	148,958	46,606
	Brink’s Co.	337,238	31,154
*	Builders FirstSource, Inc.	146,556	30,564
	BWX Technologies, Inc.	524,752	53,850
*	Casella Waste Systems, Inc.	290,961	28,767
*	Chart Industries, Inc.	157,655	25,969
*	ExlService Holdings, Inc.	468,500	14,898
	HEICO Corp.	128,656	19,805
*	Mercury Systems, Inc.	801,492	23,644
	Regal Rexnord Corp.	118,000	21,252
*	Shoals Technologies Group, Inc.	1,357,547	15,178
*	SiteOne Landscape Supply, Inc.	93,700	16,356
*	Trex Co., Inc.	303,221	30,246
*	WillScot Mobile Mini Holdings Corp.	284,700	13,239

			414,450

	Information Technology—19.1%
*	Alarm.com Holdings, Inc.	240,441	17,425
*	Ambarella, Inc.†	199,700	10,139
*	Clearwater Analytics Holdings, Inc.	1,418,669	25,096
	Cognex Corp.	537,347	22,794
*	Dynatrace, Inc.	663,886	30,831
	Entegris, Inc.	106,276	14,936
*	Guidewire Software, Inc.	231,955	27,071
*	Lattice Semiconductor Corp.	408,100	31,926
*	Nice Ltd.—ADR	173,968	45,339
*	Novanta, Inc.†	138,954	24,285
*	Procore Technologies, Inc.	201,500	16,557
*	SPS Commerce, Inc.	79,100	14,626
*	Super Micro Computer, Inc.	31,900	32,220

See accompanying Notes to Financial Statements.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology — (continued)
*	Tenable Holdings, Inc.	637,988	$31,536
*	Tyler Technologies, Inc.	73,000	31,026
*	Varonis Systems, Inc.	298,032	14,058

			389,865

	Consumer Discretionary—10.9%
*	Bright Horizons Family Solutions, Inc.	250,778	28,428
*	Burlington Stores, Inc.	83,861	19,472
*	Five Below, Inc.	174,300	31,614
*	National Vision Holdings, Inc.	1,110,871	24,617
*	On Holding AG†	474,600	16,791
	Pool Corp.	99,900	40,310
*	Revolve Group, Inc.	761,892	16,129
*	Stride, Inc.	259,700	16,374
*	TopBuild Corp.	65,200	28,736

			222,471

	Financials—7.8%
	Carlyle Group, Inc.	1,037,800	48,683
*	Euronet Worldwide, Inc.	91,880	10,100
	Everest Group Ltd.†	51,800	20,591
*	Flywire Corp.	758,103	18,809
	Tradeweb Markets, Inc.	279,180	29,082
	Virtu Financial, Inc.	686,187	14,081
	Western Alliance Bancorp	273,616	17,563

			158,909

	Consumer Staples—6.7%
*	elf Beauty, Inc.	203,400	39,872
*	Freshpet, Inc.	472,179	54,707
	Lancaster Colony Corp.	205,630	42,695

			137,274

	Energy—5.0%
	Cameco Corp.	534,762	23,166
*	Kosmos Energy Ltd.	2,195,500	13,085
	New Fortress Energy, Inc.	1,219,712	37,311
	Noble Corp. PLC†	278,500	13,504
	Whitecap Resources, Inc.	2,039,400	15,459

			102,525

	Materials—3.6%
	CF Industries Holdings, Inc.	314,631	26,181
	Crown Holdings, Inc.	318,487	25,243
	Eagle Materials, Inc.	80,800	21,957

			73,381

	Communication Services—1.3%
*	Live Nation Entertainment, Inc.	243,900	25,797

	Real Estate—1.0%
	FirstService Corp.	120,568	19,990

See accompanying Notes to Financial Statements.

Small-Mid Cap Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Total Common Stocks—98.5% (cost $1,590,646)		$2,010,783

	Rights
	Health Care—0.0%
*	Abiomed, Inc. CVR**	80,133	—

	Total Rights—0.0% (cost $82)		—

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 03/28/24, due 04/01/24, repurchase price $22,856, collateralized by U.S. Treasury Notes, 1.375% - 4.625%, due 08/31/26 - 09/15/26, valued at $23,308	$22,851	22,851

	Total Repurchase Agreement—1.1% (cost $22,851)		22,851

	Total Investments—99.6% (cost $1,613,579)		2,033,634
	Cash and other assets, less liabilities—0.4%		7,487

	Net assets—100.0%		$2,041,121

ADR = American Depository Receipt
CVR = Contingent Value Right
* = Non-income producing security
** = Fair valued pursuant to the Fund’s Valuation Procedures. This holding represents 0.00% of the Fund’s net assets at March 31, 2024.
† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—23.5%
	ABM Industries, Inc.	831	$37
	Acuity Brands, Inc.	106	28
	AGCO Corp.	293	36
*	Alaska Air Group, Inc.	893	38
	Allegion PLC†	234	31
	Armstrong World Industries, Inc.	295	37
	Flowserve Corp.	772	35
	Hillenbrand, Inc.	717	36
	Hub Group, Inc.	767	33
	Knight-Swift Transportation Holdings, Inc.	345	19
	Korn Ferry	510	33
	Maximus, Inc.	460	39
*	Middleby Corp.	235	38
	MillerKnoll, Inc.	562	14
*	OPENLANE, Inc.	1,596	28
	Rush Enterprises, Inc.	798	43
	Snap-on, Inc.	117	35
	Tecnoglass, Inc.†	781	41
	Terex Corp.	537	35
	Timken Co.	422	37

			673

	Consumer Discretionary—13.5%
*	Adient PLC†	865	29
	Advance Auto Parts, Inc.	401	34
	Bloomin’ Brands, Inc.	1,261	36
	BorgWarner, Inc.	961	33
	Brunswick Corp.	201	19
	Carter’s, Inc.	324	28
	Cracker Barrel Old Country Store, Inc.	307	22
	LKQ Corp.	702	38
	Ralph Lauren Corp.	194	36
*	Taylor Morrison Home Corp.	792	49
	Whirlpool Corp.	280	34
	Winnebago Industries, Inc.	379	28

			386

	Information Technology—9.9%
	Amdocs Ltd.†	390	35
	Avnet, Inc.	740	37
	Belden, Inc.	406	38
*	IPG Photonics Corp.	384	35
	Kulicke & Soffa Industries, Inc.	606	30
*	Perficient, Inc.	453	26
*	Qorvo, Inc.	325	37
*	Verint Systems, Inc.	1,428	47

			285

	Financials—9.3%
	American Financial Group, Inc.	213	29
	Ameris Bancorp	708	34
	Columbia Banking System, Inc.	1,787	35
	East West Bancorp, Inc.	467	37
	Eastern Bankshares, Inc.	2,109	29

See accompanying Notes to Financial Statements.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Financials — (continued)
	Pacific Premier Bancorp, Inc.	1,340	$32
	Pinnacle Financial Partners, Inc.	450	39
	Webster Financial Corp.	610	31

			266

	Real Estate—8.7%
	Camden Property Trust	220	22
	Elme Communities	1,549	22
	Four Corners Property Trust, Inc.	1,199	29
	Healthpeak Properties, Inc.	1,973	37
	Host Hotels & Resorts, Inc.	1,649	34
	Kite Realty Group Trust	1,604	35
	Regency Centers Corp.	550	33
	STAG Industrial, Inc.	948	36

			248

	Materials—8.7%
*	Axalta Coating Systems Ltd.†	1,063	36
	Commercial Metals Co.	713	42
	Crown Holdings, Inc.	453	36
	Greif, Inc.	449	31
	Huntsman Corp.	1,336	35
	Orion SA†	1,323	31
	Silgan Holdings, Inc.	757	37

			248

	Health Care—7.0%
	Encompass Health Corp.	545	45
*	Envista Holdings Corp.	1,101	24
*	Globus Medical, Inc.	661	35
	Laboratory Corp. of America Holdings	159	35
*	Lantheus Holdings, Inc.	457	28
*	QuidelOrtho Corp.	437	21
	Viatris, Inc.	1,154	14

			202

	Energy—6.7%
*	Expro Group Holdings NV†	2,121	42
	Matador Resources Co.	616	41
	PBF Energy, Inc.	583	33
	Permian Resources Corp.	1,735	31
	SM Energy Co.	878	44

			191

	Consumer Staples—6.5%
	Ingredion, Inc.	361	42
	Molson Coors Beverage Co.	545	37
	Spectrum Brands Holdings, Inc.	375	33
*	TreeHouse Foods, Inc.	900	35
*	U.S. Foods Holding Corp.	709	38

			185

See accompanying Notes to Financial Statements.

Small-Mid Cap Value Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Common Stocks—(continued)
Utilities—3.0%
NiSource, Inc.	1,022	$28
Northwestern Energy Group, Inc.	498	25
Spire, Inc.	528	33

		86

Communication Services—1.0%
John Wiley & Sons, Inc.	752	29

Total Common Stocks—97.8% (cost $2,638)		2,799

Total Investments—97.8% (cost $2,638)		2,799
Cash and other assets, less liabilities—2.2%		64

Net assets—100.0%		$2,863

* = Non-income producing security
† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Health Care—20.8%
*	Acadia Healthcare Co., Inc.	128,299	$10,164
*	Alignment Healthcare, Inc.	503,526	2,497
*	Amicus Therapeutics, Inc.	868,720	10,233
*	BioLife Solutions, Inc.	544,450	10,100
*	Blueprint Medicines Corp.	90,400	8,575
*	Certara, Inc.	459,283	8,212
*	Doximity, Inc.	259,580	6,985
	Encompass Health Corp.	202,890	16,755
*	Establishment Labs Holdings, Inc.†	140,858	7,170
*	Globus Medical, Inc.	184,110	9,876
*	Insmed, Inc.	334,220	9,067
*	Inspire Medical Systems, Inc.	42,710	9,174
*	Ligand Pharmaceuticals, Inc.	59,670	4,362
*	Merit Medical Systems, Inc.	137,670	10,428
*	Mirum Pharmaceuticals, Inc.	197,790	4,968
*	OmniAb, Inc.	1,060,829	5,750
*	OmniAb, Inc. 12.50 Earnout (Acquired 11/02/22, Cost $0)**#	23,037	—
*	OmniAb, Inc. 15.00 Earnout (Acquired 11/02/22, Cost $0)**#	23,037	—
*	Treace Medical Concepts, Inc.	627,800	8,193
*	Twist Bioscience Corp.	214,466	7,358
*	Veracyte, Inc.	233,870	5,183
*	Vericel Corp.	265,380	13,805

			168,855

	Industrials—19.0%
*	ACV Auctions, Inc.	615,360	11,550
	Albany International Corp.	100,765	9,423
	Atkore, Inc.	75,050	14,286
	Brink’s Co.	185,146	17,104
	BWX Technologies, Inc.	185,067	18,992
*	Casella Waste Systems, Inc.	174,570	17,260
*	Chart Industries, Inc.	47,436	7,814
	Douglas Dynamics, Inc.	267,503	6,452
*	Kornit Digital Ltd.†	258,455	4,683
*	Mercury Systems, Inc.	283,046	8,350
*	Montrose Environmental Group, Inc.	185,808	7,278
*	Shoals Technologies Group, Inc.	540,096	6,038
	Tecnoglass, Inc.†	123,570	6,429
*	Verra Mobility Corp.	507,749	12,678
*	WNS Holdings Ltd.	120,930	6,111

			154,448

	Information Technology—18.2%
*	Alarm.com Holdings, Inc.	153,010	11,089
*	Ambarella, Inc.†	94,130	4,779
*	Calix, Inc.	138,910	4,606
*	Clearwater Analytics Holdings, Inc.	358,971	6,350
	Cognex Corp.	120,670	5,119
*	Guidewire Software, Inc.	92,050	10,743
*	JFrog Ltd.†	219,770	9,718
*	Novanta, Inc.†	61,370	10,726
*	Onto Innovation, Inc.	71,320	12,915
*	PDF Solutions, Inc.	205,841	6,931
	Power Integrations, Inc.	77,130	5,519

See accompanying Notes to Financial Statements.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Information Technology — (continued)
*	PROS Holdings, Inc.	217,700	$7,909
*	SiTime Corp.	40,555	3,781
*	SPS Commerce, Inc.	44,370	8,204
*	Super Micro Computer, Inc.	16,170	16,332
*	Varonis Systems, Inc.	177,350	8,365
*	Vertex, Inc.	228,813	7,267
*	Workiva, Inc.	88,320	7,489

			147,842

	Consumer Discretionary—12.5%
*	Boot Barn Holdings, Inc.	79,864	7,599
	Cheesecake Factory, Inc.	239,260	8,649
*	Garrett Motion, Inc.	955,380	9,497
	Golden Entertainment, Inc.	167,940	6,185
*	Grand Canyon Education, Inc.	61,780	8,415
	Installed Building Products, Inc.	42,300	10,944
*	National Vision Holdings, Inc.	439,240	9,734
*	OneSpaWorld Holdings Ltd.†	491,790	6,507
*	Revolve Group, Inc.	154,007	3,260
	Signet Jewelers Ltd.†	75,880	7,593
*	Skyline Champion Corp.	184,520	15,686
	Winmark Corp.	20,692	7,484

			101,553

	Financials—7.6%
*	BRP Group, Inc.	347,649	10,061
*	Donnelley Financial Solutions, Inc.	140,570	8,717
*	Euronet Worldwide, Inc.	84,180	9,254
*	Flywire Corp.	285,290	7,078
	StepStone Group, Inc.	191,990	6,862
	Virtu Financial, Inc.	525,230	10,778
	Western Alliance Bancorp	145,045	9,310

			62,060

	Energy—5.6%
*	Antero Resources Corp.	142,474	4,132
	ChampionX Corp.	306,020	10,983
*	Green Plains, Inc.	291,882	6,748
	New Fortress Energy, Inc.	276,160	8,447
	TechnipFMC PLC†	321,780	8,080
	Whitecap Resources, Inc.	946,670	7,176

			45,566

	Consumer Staples—4.3%
*	elf Beauty, Inc.	71,740	14,063
*	Vita Coco Co., Inc.	222,260	5,430
*	Vital Farms, Inc.	677,970	15,763

			35,256

	Materials—3.9%
	Balchem Corp.	68,000	10,537
	Orion SA†	365,817	8,604

See accompanying Notes to Financial Statements.

Small Cap Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials — (continued)
	Sylvamo Corp.	196,550	$12,135

			31,276

	Communication Services—2.3%
*	Gogo, Inc.	605,820	5,319
*	QuinStreet, Inc.	482,665	8,524
*	ZipRecruiter, Inc.	441,620	5,074

			18,917

	Real Estate—1.9%
	Colliers International Group, Inc.	38,688	4,729
	FirstService Corp.	64,897	10,760

			15,489

	Total Common Stocks—96.1% (cost $637,558)		781,262

	Exchange-Traded Fund
	Exchange-Traded Fund—1.0%
	iShares Russell 2000 Growth ETF	29,870	8,089

	Total Exchange-Traded Fund—1.0% (cost $6,767)		8,089

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 03/28/24, due 04/01/24, repurchase price $22,329, collateralized by U.S. Treasury Note, 1.375%, due 08/31/26, valued at $22,769	$22,323	22,323

	Total Repurchase Agreement—2.7% (cost $22,323)		22,323

	Total Investments—99.8% (cost $666,648)		811,674
	Cash and other assets, less liabilities—0.2%		1,286

	Net assets—100.0%		$812,960

* = Non-income producing security

** = Fair valued pursuant to the Fund’s Valuation Procedures. These holdings represent 0.00% of the Fund’s net assets at March 31, 2024.

# = Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). The value of such restricted securities represents 0.00% of the Fund’s net assets at March 31, 2024.

† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

Small Cap Value Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Industrials—21.3%
	ABM Industries, Inc.	326,046	$14,548
	Albany International Corp.	151,990	14,213
	Armstrong World Industries, Inc.	108,495	13,477
	Brady Corp.	271,826	16,114
*	CBIZ, Inc.	130,735	10,263
*	Conduent, Inc.	2,540,104	8,586
	CSG Systems International, Inc.	243,782	12,564
	Deluxe Corp.	512,562	10,554
	GrafTech International Ltd.	1,793,714	2,475
	Granite Construction, Inc.	372,844	21,301
*	Great Lakes Dredge & Dock Corp.	971,399	8,500
	Hillenbrand, Inc.	313,330	15,757
	Hub Group, Inc.	332,528	14,372
	Korn Ferry	189,509	12,462
	Marten Transport Ltd.	599,466	11,078
	Maximus, Inc.	174,127	14,609
	MillerKnoll, Inc.	373,815	9,256
*	OPENLANE, Inc.	562,487	9,731
	Rush Enterprises, Inc.	313,622	16,785
	Tecnoglass, Inc.†	307,902	16,020
	Terex Corp.	207,927	13,390
*	Thermon Group Holdings, Inc.	352,412	11,531
*	Titan Machinery, Inc.	370,605	9,195
	Werner Enterprises, Inc.	295,487	11,559

			298,340

	Financials—18.3%
	Ameris Bancorp	314,340	15,208
	Atlantic Union Bankshares Corp.	272,818	9,633
	Banc of California, Inc.	1,024,690	15,586
	Brightsphere Investment Group, Inc.	477,850	10,914
	Columbia Banking System, Inc.	706,128	13,664
	Compass Diversified Holdings	745,903	17,954
	Eastern Bankshares, Inc.	997,442	13,745
	Enterprise Financial Services Corp.	278,051	11,278
	First Bancorp/Southern Pines NC	269,400	9,731
	First Merchants Corp.	328,658	11,470
	Hancock Whitney Corp.	238,212	10,967
	MGIC Investment Corp.	672,250	15,031
	Old National Bancorp	828,513	14,424
	Pacific Premier Bancorp, Inc.	523,161	12,556
	Pinnacle Financial Partners, Inc.	174,508	14,987
*	PRA Group, Inc.	421,991	11,005
	Seacoast Banking Corp. of Florida	465,461	11,818
	Stellar Bancorp, Inc.	439,525	10,707
*	Texas Capital Bancshares, Inc.	251,495	15,479
	WaFd, Inc.	372,305	10,808

			256,965

	Consumer Discretionary—13.4%
*	Adient PLC†	329,889	10,860
	Bloomin’ Brands, Inc.	569,951	16,346
	Carter’s, Inc.	212,842	18,023
	Cracker Barrel Old Country Store, Inc.	122,121	8,882

See accompanying Notes to Financial Statements.

Small Cap Value Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Consumer Discretionary — (continued)
*	El Pollo Loco Holdings, Inc.	562,894	$5,483
	Golden Entertainment, Inc.	46,497	1,713
	La-Z-Boy, Inc.	482,667	18,158
	Monro, Inc.	401,678	12,669
	Oxford Industries, Inc.	147,429	16,571
	Standard Motor Products, Inc.	373,731	12,539
	Steven Madden Ltd.	307,123	12,985
*	Taylor Morrison Home Corp.	310,975	19,333
*	Tri Pointe Homes, Inc.	455,871	17,624
*	Universal Electronics, Inc.	211,593	2,118
	Winnebago Industries, Inc.	197,531	14,617

			187,921

	Information Technology—10.8%
	ADTRAN Holdings, Inc.	1,770,434	9,631
	AudioCodes Ltd.†	556,102	7,252
	Avnet, Inc.	291,172	14,436
	Belden, Inc.	166,751	15,443
*	Cognyte Software Ltd.†	1,097,682	9,078
*	Diodes, Inc.	190,199	13,409
*	Knowles Corp.	891,393	14,352
	Kulicke & Soffa Industries, Inc.	282,833	14,229
*	NetScout Systems, Inc.	446,564	9,753
*	Perficient, Inc.	219,138	12,335
*	Tower Semiconductor Ltd.†	410,682	13,737
*	Verint Systems, Inc.	561,026	18,598

			152,253

	Real Estate—8.7%
	CareTrust REIT, Inc.	627,448	15,291
	Elme Communities	771,477	10,739
	Empire State Realty Trust, Inc.	1,489,363	15,087
	Four Corners Property Trust, Inc.	556,678	13,622
	Kite Realty Group Trust	776,161	16,827
	Pebblebrook Hotel Trust	866,271	13,349
	STAG Industrial, Inc.	352,789	13,561
	Sunstone Hotel Investors, Inc.	955,682	10,647
	UMH Properties, Inc.	797,555	12,952

			122,075

	Energy—8.0%
*	Dril-Quip, Inc.	492,160	11,088
*	Expro Group Holdings NV†	839,219	16,759
*	Gulfport Energy Corp.	88,314	14,141
	Matador Resources Co.	219,749	14,673
	PBF Energy, Inc.	285,348	16,428
	Permian Resources Corp.	1,103,791	19,493
	SM Energy Co.	398,534	19,867

			112,449

	Materials—5.9%
	Commercial Metals Co.	272,357	16,006
*	Ecovyst, Inc.	1,451,197	16,181
	Greif, Inc.	181,371	12,524

See accompanying Notes to Financial Statements.

Small Cap Value Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Materials — (continued)
	Myers Industries, Inc.	556,914	$12,904
	Orion SA†	582,057	13,690
	Ryerson Holding Corp.	344,208	11,531

			82,836

	Consumer Staples—5.0%
	Cal-Maine Foods, Inc.	267,478	15,741
*	Central Garden & Pet Co.	433,291	15,997
	Edgewell Personal Care Co.	256,905	9,927
	Spectrum Brands Holdings, Inc.	156,169	13,901
*	TreeHouse Foods, Inc.	359,483	14,002

			69,568

	Health Care—3.9%
*	ANI Pharmaceuticals, Inc.	194,910	13,474
*	Avanos Medical, Inc.	566,392	11,277
*	Integer Holdings Corp.	116,418	13,583
*	Lantheus Holdings, Inc.	221,352	13,777
*	ModivCare, Inc.	102,507	2,404

			54,515

	Utilities—1.6%
	Northwestern Energy Group, Inc.	219,475	11,178
	Spire, Inc.	182,947	11,227

			22,405

	Communication Services—1.1%
	John Wiley & Sons, Inc.	420,274	16,025

	Total Common Stocks—98.0% (cost $1,253,781)		1,375,352

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 03/28/24, due 04/01/24, repurchase price $20,719, collateralized by U.S. Treasury Note, 1.375%, due 08/31/26, valued at $21,128	$20,713	20,713

	Total Repurchase Agreement—1.5% (cost $20,713)		20,713

	Total Investments—99.5% (cost $1,274,494)		1,396,065
	Cash and other assets, less liabilities—0.5%		6,338

	Net assets—100.0%		$1,402,403

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

Global Leaders Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Western Hemisphere—54.3%
	Canada—2.4%
	Canadian Pacific Kansas City Ltd. (Ground transportation)	20,563	$1,813
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	2,005	783

			2,596

	United States—51.9%
*	Alphabet, Inc. (Interactive media & services)	25,915	3,911
*	Amazon.com, Inc. (Broadline retail)	18,871	3,404
	Applied Materials, Inc. (Semiconductors & semiconductor equipment)	7,038	1,451
*	Autodesk, Inc. (Software)	5,966	1,554
	Booz Allen Hamilton Holding Corp. (Professional services)	8,760	1,300
	Chevron Corp. (Oil, gas & consumable fuels)	11,661	1,839
*	Chipotle Mexican Grill, Inc. (Hotels, restaurants & leisure)	296	860
*	Copart, Inc. (Commercial services & supplies)	30,679	1,777
	Crown Holdings, Inc. (Containers & packaging)	19,755	1,566
*	IDEXX Laboratories, Inc. (Health care equipment & supplies)	2,434	1,314
	Intercontinental Exchange, Inc. (Capital markets)	11,392	1,566
*	Intuitive Surgical, Inc. (Health care equipment & supplies)	3,821	1,525
	Mastercard, Inc. (Financial services)	7,945	3,826
	Meta Platforms, Inc. (Interactive media & services)	7,255	3,523
	Microsoft Corp. (Software)	15,992	6,728
*	Monster Beverage Corp. (Beverages)	17,080	1,013
	Murphy USA, Inc. (Specialty retail)	4,648	1,948
*	O’Reilly Automotive, Inc. (Specialty retail)	765	864
	Old Dominion Freight Line, Inc. (Ground transportation)	7,426	1,629
	Roper Technologies, Inc. (Software)	2,066	1,159
	Salesforce, Inc. (Software)	6,112	1,841
*	Synopsys, Inc. (Software)	3,683	2,105
	Thermo Fisher Scientific, Inc. (Life sciences tools & services)	1,444	839
*	Ulta Beauty, Inc. (Specialty retail)	4,141	2,165
	UnitedHealth Group, Inc. (Health care providers & services)	4,573	2,262
	Vulcan Materials Co. (Construction materials)	4,659	1,272
	Watsco, Inc. (Trading companies & distributors)	2,316	1,000
	West Pharmaceutical Services, Inc. (Life sciences tools & services)	2,241	887
	Zoetis, Inc. (Pharmaceuticals)	6,797	1,150

			56,278

	Europe—28.4%
	Denmark—4.1%
	DSV AS (Air freight & logistics)	8,472	1,375
	Novo Nordisk AS (Pharmaceuticals)	23,626	3,012

			4,387

	France—8.7%
	Airbus SE (Aerospace & defense)	16,776	3,090
	Dassault Systemes SE (Software)	36,396	1,611
	Hermes International SCA (Textiles, apparel & luxury goods)	772	1,971
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	1,533	1,379
	TotalEnergies SE (Oil, gas & consumable fuels)	7,616	521
	Vinci SA (Construction & engineering)	6,922	887

			9,459

See accompanying Notes to Financial Statements.

Global Leaders Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—(continued)
	Germany—2.5%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	34,143	$1,161
	MTU Aero Engines AG (Aerospace & defense)	6,247	1,585

			2,746

	Ireland—6.0%
	Accenture PLC (IT services)†	3,504	1,215
*	ICON PLC (Life sciences tools & services)†	2,686	902
	Linde PLC (Chemicals)†	3,444	1,599
	Ryanair Holdings PLC—ADR (Passenger airlines)	9,200	1,339
	Trane Technologies PLC (Building products)†	4,900	1,471

			6,526

	Italy—1.0%
	Ferrari NV (Automobiles)†	2,559	1,116

	Netherlands—2.0%
	ASML Holding NV (Semiconductors & semiconductor equipment)	2,219	2,136

	Sweden—3.1%
	Atlas Copco AB (Machinery)	123,633	2,088
	Evolution AB (Hotels, restaurants & leisure)	9,900	1,231

			3,319

	Switzerland—1.0%
	Partners Group Holding AG (Capital markets)	776	1,108

	Emerging Asia—7.1%
	India—2.3%
	HDFC Bank Ltd.—ADR (Banks)	20,784	1,163
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	39,495	1,407

			2,570

	Taiwan—4.8%
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	47,000	1,704
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	25,531	3,473

			5,177

	United Kingdom—6.9%
	Ashtead Group PLC (Trading companies & distributors)	19,316	1,375
	Compass Group PLC (Hotels, restaurants & leisure)	64,396	1,888
	Experian PLC (Professional services)	19,348	844
	Halma PLC (Electronic equipment, instruments & components)	40,719	1,217
	Rentokil Initial PLC (Commercial services & supplies)	193,730	1,153
	Spirax-Sarco Engineering PLC (Machinery)	7,599	964

			7,441

	Japan—1.5%
	Keyence Corp. (Electronic equipment, instruments & components)	3,400	1,574

See accompanying Notes to Financial Statements.

Global Leaders Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Asia—0.8%
	Hong Kong—0.8%
	AIA Group Ltd. (Insurance)	125,400	$842

	Emerging Latin America—0.7%
	Brazil—0.7%
*	MercadoLibre, Inc. (Broadline retail)	483	730

	Total Common Stocks—99.7% (cost $63,978)		108,005

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 03/28/24, due 04/01/24, repurchase price $364, collateralized by U.S. Treasury Note, 4.625%, due 09/15/26, valued at $371	$364	364

	Total Repurchase Agreement—0.3% (cost $364)		364

	Total Investments—100.0% (cost $64,342)		108,369
	Cash and other assets, less liabilities—0.0%		15

	Net assets—100.0%		$108,384

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

Global Leaders Fund

Portfolio of Investments, March 31, 2024 (unaudited)

At March 31, 2024, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):
Information Technology	26.8%
Industrials	21.9%
Consumer Discretionary	17.0%
Health Care	11.0%
Financials	7.9%
Communication Services	6.9%
Materials	4.1%
Energy	3.5%
Consumer Staples	0.9%

Total	100.0%

At March 31, 2024, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):
U.S. Dollar	66.5%
Euro	13.3%
British Pound Sterling	6.9%
Danish Krone	4.1%
Swedish Krona	3.1%
New Taiwan Dollar	1.6%
Japanese Yen	1.4%
Indian Rupee	1.3%
Swiss Franc	1.0%
All Other Currencies	0.8%

Total	100.0%

See accompanying Notes to Financial Statements.

International Leaders Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—45.8%
	Denmark—4.6%
	DSV AS (Air freight & logistics)	94,900	$15,401
	Novo Nordisk AS (Pharmaceuticals)	298,086	37,997

			53,398

	France—15.7%
	Airbus SE (Aerospace & defense)	132,868	24,472
	Capgemini SE (IT services)	66,681	15,344
	Dassault Systemes SE (Software)	387,416	17,153
	L’Oreal SA (Personal care products)	44,073	20,857
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	19,786	17,796
	Safran SA (Aerospace & defense)	101,705	23,048
	Schneider Electric SE (Electrical equipment)	89,959	20,347
	Thales SA (Aerospace & defense)	63,946	10,904
	TotalEnergies SE (Oil, gas & consumable fuels)	187,922	12,868
	Vinci SA (Construction & engineering)	143,634	18,403

			181,192

	Germany—1.3%
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	452,932	15,400

	Ireland—7.0%
	CRH PLC (Construction materials)†	193,538	16,694
*	ICON PLC (Life sciences tools & services)†	82,788	27,813
	Kingspan Group PLC (Building products)	158,130	14,409
	Linde PLC (Chemicals)†	47,214	21,922

			80,838

	Italy—2.5%
	Ferrari NV (Automobiles)†	34,718	15,135
	Moncler SpA (Textiles, apparel & luxury goods)	175,459	13,095

			28,230

	Netherlands—4.7%
	ASML Holding NV (Semiconductors & semiconductor equipment)	44,580	42,911
	BE Semiconductor Industries NV (Semiconductors & semiconductor equipment)	70,353	10,770

			53,681

	Spain—4.0%
	Amadeus IT Group SA (Hotels, restaurants & leisure)	298,152	19,120
	Industria de Diseno Textil SA (Specialty retail)	523,604	26,363

			45,483

	Sweden—3.4%
	Atlas Copco AB (Machinery)	1,367,520	23,099
	Evolution AB (Hotels, restaurants & leisure)	126,638	15,742

			38,841

	Switzerland—2.6%
	Partners Group Holding AG (Capital markets)	12,069	17,236
	Straumann Holding AG (Health care equipment & supplies)	81,354	12,990

			30,226

See accompanying Notes to Financial Statements.

International Leaders Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—15.4%
	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	134,100	$5,108
	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	445,400	14,117
	Hoya Corp. (Health care equipment & supplies)	202,700	25,220
	ITOCHU Corp. (Trading companies & distributors)	185,800	7,934
	Keyence Corp. (Electronic equipment, instruments & components)	34,300	15,881
	Lasertec Corp. (Semiconductors & semiconductor equipment)	64,900	18,405
	Mitsui & Co. Ltd. (Trading companies & distributors)	206,000	9,584
	Shin-Etsu Chemical Co. Ltd. (Chemicals)	560,700	24,468
	SMC Corp. (Machinery)	19,800	11,110
	Tokio Marine Holdings, Inc. (Insurance)	391,500	12,220
	Tokyo Electron Ltd. (Semiconductors & semiconductor equipment)	127,500	33,067

			177,114

	United Kingdom—14.2%
	Ashtead Group PLC (Trading companies & distributors)	236,998	16,871
	AstraZeneca PLC (Pharmaceuticals)	143,490	19,338
	BAE Systems PLC (Aerospace & defense)	861,224	14,669
	Compass Group PLC (Hotels, restaurants & leisure)	818,713	24,004
	Experian PLC (Professional services)	432,268	18,845
	Haleon PLC (Personal care products)	3,539,680	14,882
	Halma PLC (Electronic equipment, instruments & components)	376,396	11,250
	London Stock Exchange Group PLC (Capital markets)	203,668	24,395
	Rentokil Initial PLC (Commercial services & supplies)	1,640,611	9,767
	Spirax-Sarco Engineering PLC (Machinery)	75,465	9,572

			163,593

	Emerging Asia—12.7%
	China—2.0%
	Kweichow Moutai Co. Ltd. (Beverages)	60,771	14,239
*	PDD Holdings, Inc.—ADR (Broadline retail)	69,027	8,025

			22,264

	India—4.9%
	HDFC Bank Ltd. (Banks)	1,044,017	18,113
	Infosys Ltd. (IT services)	733,004	13,142
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	716,761	25,527

			56,782

	Taiwan—5.8%
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	633,000	22,944
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & semiconductor equipment)	1,836,000	44,116

			67,060

	Canada—7.9%
	Canadian Pacific Kansas City Ltd. (Ground transportation)	191,366	16,873
	Constellation Software, Inc. (Software)	4,553	12,437
	Dollarama, Inc. (Broadline retail)	225,143	17,151
	Intact Financial Corp. (Insurance)	90,765	14,744
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	42,183	16,479
*	Shopify, Inc. (IT services)	167,462	12,923

			90,607

See accompanying Notes to Financial Statements.

International Leaders Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—2.4%
	Brazil—2.4%
	Itau Unibanco Holding SA—ADR (Banks)	1,575,081	$10,915
*	MercadoLibre, Inc. (Broadline retail)	11,465	17,335

			28,250

	Total Common Stocks—98.4% (cost $823,737)		1,132,959

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 03/28/24, due 04/01/24, repurchase price $16,593, collateralized by U.S. Treasury Note, 1.375%, due 08/31/26, valued at $16,920	$16,588	16,588

	Total Repurchase Agreement—1.4% (cost $16,588)		16,588

	Total Investments—99.8% (cost $840,325)		1,149,547
	Cash and other assets, less liabilities—0.2%		1,863

	Net assets—100.0%		$1,151,410

ADR = American Depository Receipt

† = U.S. listed foreign security

* = Non-income producing security

See accompanying Notes to Financial Statements.

International Leaders Fund

Portfolio of Investments, March 31, 2024 (unaudited)

At March 31, 2024, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):
Information Technology	25.2%
Industrials	23.4%
Consumer Discretionary	16.8%
Health Care	12.6%
Financials	8.6%
Materials	5.6%
Consumer Staples	4.4%
Energy	3.4%

Total	100.0%

At March 31, 2024, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):
Euro	28.5%
Japanese Yen	15.6%
U.S. Dollar	14.5%
British Pound Sterling	14.5%
New Taiwan Dollar	5.9%
Indian Rupee	5.0%
Danish Krone	4.7%
Canadian Dollar	3.9%
Swedish Krona	3.4%
Swiss Franc	2.7%
Chinese Yuan Renminbi	1.3%

Total	100.0%

See accompanying Notes to Financial Statements.

International Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—41.3%
	Denmark—3.1%
	DSV AS (Air freight & logistics)	75,331	$12,225
	Novo Nordisk AS (Pharmaceuticals)	272,790	34,772

			46,997

	Finland—0.3%
	Metso OYJ (Machinery)	228,434	2,712
	Valmet OYJ (Machinery)	73,045	1,922

			4,634

	France—11.6%
	Airbus SE (Aerospace & defense)	130,059	23,954
	Capgemini SE (IT services)	44,379	10,213
	Dassault Systemes SE (Software)	405,417	17,950
	Hermes International SCA (Textiles, apparel & luxury goods)	6,489	16,564
	L’Oreal SA (Personal care products)	27,124	12,836
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	16,864	15,168
	Publicis Groupe SA (Media)	126,522	13,793
	Safran SA (Aerospace & defense)	97,345	22,060
	SEB SA (Household durables)	18,442	2,360
	Thales SA (Aerospace & defense)	79,668	13,584
	TotalEnergies SE (Oil, gas & consumable fuels)	181,104	12,401
	Vinci SA (Construction & engineering)	94,755	12,140
*	VusionGroup (Electronic equipment, instruments & components)	16,359	2,517

			175,540

	Germany—3.6%
	CTS Eventim AG & Co. KGaA (Entertainment)	84,674	7,532
	Hannover Rueck SE (Insurance)	41,687	11,410
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	246,000	8,364
	MTU Aero Engines AG (Aerospace & defense)	52,237	13,255
	Nemetschek SE (Software)	35,509	3,513
	Siltronic AG (Semiconductors & semiconductor equipment)	21,615	1,917
	Symrise AG (Chemicals)	69,005	8,260

			54,251

	Ireland—5.8%
	Accenture PLC (IT services)†	39,454	13,675
	CRH PLC (Construction materials)†	142,634	12,303
*	ICON PLC (Life sciences tools & services)†	48,501	16,294
	Kingspan Group PLC (Building products)	131,977	12,026
	Linde PLC (Chemicals)†	40,033	18,588
	Ryanair Holdings PLC—ADR (Passenger airlines)	96,193	14,005

			86,891

	Israel—0.5%
*	Nice Ltd.—ADR (Software)	30,158	7,860

	Italy—1.8%
	Azimut Holding SpA (Capital markets)	82,258	2,234
	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	53,291	6,094
	Ferrari NV (Automobiles)†	26,135	11,393
	Moncler SpA (Textiles, apparel & luxury goods)	76,073	5,678

See accompanying Notes to Financial Statements.

International Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—(continued)
	Italy — (continued)
	Stevanato Group SpA (Life sciences tools & services)†	62,359	$2,002

			27,401

	Netherlands—4.1%
	ASML Holding NV (Semiconductors & semiconductor equipment)	36,792	35,414
	BE Semiconductor Industries NV (Semiconductors & semiconductor equipment)	46,454	7,111
	IMCD NV (Trading companies & distributors)	42,580	7,504
	Wolters Kluwer NV (Professional services)	70,180	10,994

			61,023

	Norway—0.3%
*	AutoStore Holdings Ltd. (Machinery)	1,374,406	2,530
	Gjensidige Forsikring ASA (Insurance)	47,535	688
	Kongsberg Gruppen ASA (Aerospace & defense)	26,740	1,846

			5,064

	Spain—1.5%
	Amadeus IT Group SA (Hotels, restaurants & leisure)	154,599	9,914
	Industria de Diseno Textil SA (Specialty retail)	250,464	12,611

			22,525

	Sweden—4.1%
	Atlas Copco AB (Machinery)	810,046	13,682
	Beijer Ref AB (Trading companies & distributors)	540,056	8,022
	Evolution AB (Hotels, restaurants & leisure)	90,434	11,242
	Fortnox AB (Software)	401,106	2,508
	Hemnet Group AB (Interactive media & services)	132,061	4,044
	Hexagon AB (Electronic equipment, instruments & components)	735,651	8,708
*	Indutrade AB (Machinery)	212,885	5,806
	Lifco AB (Industrial conglomerates)	208,714	5,452
	Nibe Industrier AB (Building products)	475,473	2,335

			61,799

	Switzerland—4.6%
	Belimo Holding AG (Building products)	6,725	3,298
	Galenica AG (Health care providers & services)	44,569	3,716
	Lonza Group AG (Life sciences tools & services)	19,618	11,751
	Partners Group Holding AG (Capital markets)	7,924	11,317
	Siegfried Holding AG (Life sciences tools & services)	3,629	3,706
	SIG Group AG (Containers & packaging)	247,078	5,479
	Sika AG (Chemicals)	36,197	10,781
	Straumann Holding AG (Health care equipment & supplies)	38,931	6,216
	Tecan Group AG (Life sciences tools & services)	12,074	5,005
	VAT Group AG (Machinery)	16,793	8,701

			69,970

	Japan—17.3%
	Ajinomoto Co., Inc. (Food products)	165,500	6,157
	BayCurrent Consulting, Inc. (Professional services)	80,100	1,567
	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	301,300	11,476
	Daifuku Co. Ltd. (Machinery)	335,600	8,001

See accompanying Notes to Financial Statements.

International Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	370,100	$11,730
	Daikin Industries Ltd. (Building products)	38,700	5,269
	Disco Corp. (Semiconductors & semiconductor equipment)	43,100	15,713
	Harmonic Drive Systems, Inc. (Machinery)	98,900	2,620
	Hoya Corp. (Health care equipment & supplies)	120,500	14,993
	Internet Initiative Japan, Inc. (Diversified telecommunication services)	142,900	2,661
	ITOCHU Corp. (Trading companies & distributors)	171,800	7,336
	Japan Elevator Service Holdings Co. Ltd. (Commercial services & supplies)	132,500	2,158
	Japan Exchange Group, Inc. (Capital markets)	278,300	7,510
	Keyence Corp. (Electronic equipment, instruments & components)	45,700	21,159
	Lasertec Corp. (Semiconductors & semiconductor equipment)	43,000	12,194
	MatsukiyoCocokara & Co. (Consumer staples distribution & retail)	230,500	3,692
	Mitsui & Co. Ltd. (Trading companies & distributors)	173,200	8,058
	MonotaRO Co. Ltd. (Trading companies & distributors)	369,000	4,424
	Nomura Research Institute Ltd. (IT services)	122,600	3,448
	Pan Pacific International Holdings Corp. (Broadline retail)	457,800	12,112
	Rakus Co. Ltd. (Software)	140,000	1,888
	SCREEN Holdings Co. Ltd. (Semiconductors & semiconductor equipment)	49,400	6,360
*	SHIFT, Inc. (IT services)	18,200	2,890
	Shin-Etsu Chemical Co. Ltd. (Chemicals)	378,700	16,526
	SMC Corp. (Machinery)	21,300	11,952
	Socionext, Inc. (Semiconductors & semiconductor equipment)	85,800	2,325
	Sumitomo Mitsui Financial Group, Inc. (Banks)	219,000	12,777
	Sundrug Co. Ltd. (Consumer staples distribution & retail)	89,800	2,781
	TechnoPro Holdings, Inc. (Professional services)	165,200	3,295
	TIS, Inc. (IT services)	149,400	3,192
	Tokio Marine Holdings, Inc. (Insurance)	528,100	16,484
	Tokyo Electron Ltd. (Semiconductors & semiconductor equipment)	73,800	19,140

			261,888

	Emerging Asia—14.0%
	China—0.8%
	Airtac International Group (Machinery)	94,713	3,285
	Kweichow Moutai Co. Ltd. (Beverages)	37,499	8,787

			12,072

	India—5.3%
	Apollo Hospitals Enterprise Ltd. (Health care providers & services)	30,144	2,294
	Asian Paints Ltd. (Chemicals)	136,707	4,683
	Britannia Industries Ltd. (Food products)	46,981	2,785
	Havells India Ltd. (Electrical equipment)	211,957	3,876
	HDFC Bank Ltd. (Banks)	660,079	11,452
	Infosys Ltd. (IT services)	346,559	6,213
*	InterGlobe Aviation Ltd. (Passenger airlines)	105,852	4,493
	Mahindra & Mahindra Ltd. (Automobiles)	266,022	6,109
	Max Healthcare Institute Ltd. (Health care providers & services)	231,824	2,271
	Nestle India Ltd. (Food products)	74,588	2,353
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	539,600	19,217
	Tata Consultancy Services Ltd. (IT services)	144,483	6,725
	Titan Co. Ltd. (Textiles, apparel & luxury goods)	91,340	4,162
	Varun Beverages Ltd. (Beverages)	209,125	3,508

			80,141

See accompanying Notes to Financial Statements.

International Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Indonesia—1.2%
	Bank Central Asia Tbk. PT (Banks)	29,046,100	$18,457

	South Korea—2.2%
	Samsung Electronics Co. Ltd. (Technology hardware, storage & peripherals)	314,410	18,870
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	108,523	14,365

			33,235

	Taiwan—4.5%
	Alchip Technologies Ltd. (Semiconductors & semiconductor equipment)	38,000	3,758
	Global Unichip Corp. (Semiconductors & semiconductor equipment)	43,000	1,639
	Globalwafers Co. Ltd. (Semiconductors & semiconductor equipment)	159,000	2,758
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	369,000	13,375
	Parade Technologies Ltd. (Semiconductors & semiconductor equipment)	58,000	1,667
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	309,421	42,097
	Unimicron Technology Corp. (Electronic equipment, instruments & components)	359,000	2,131

			67,425

	United Kingdom—13.1%
	3i Group PLC (Capital markets)	456,727	16,193
	Ashtead Group PLC (Trading companies & distributors)	168,215	11,974
	AstraZeneca PLC (Pharmaceuticals)	117,031	15,773
	BAE Systems PLC (Aerospace & defense)	674,834	11,494
	Beazley PLC (Insurance)	472,739	3,971
	Compass Group PLC (Hotels, restaurants & leisure)	525,317	15,402
	ConvaTec Group PLC (Health care equipment & supplies)	2,295,200	8,297
	Diploma PLC (Trading companies & distributors)	132,747	6,236
	Experian PLC (Professional services)	186,270	8,120
	Greggs PLC (Hotels, restaurants & leisure)	116,734	4,234
	Haleon PLC (Personal care products)	2,538,262	10,671
	Halma PLC (Electronic equipment, instruments & components)	396,452	11,849
	Intermediate Capital Group PLC (Capital markets)	310,842	8,058
	London Stock Exchange Group PLC (Capital markets)	178,422	21,371
	RELX PLC (Professional services)	283,126	12,236
	Rentokil Initial PLC (Commercial services & supplies)	1,333,365	7,938
	Rotork PLC (Machinery)	959,987	3,984
	Smith & Nephew PLC (Health care equipment & supplies)	253,717	3,175
	Softcat PLC (IT services)	134,244	2,691
	Spectris PLC (Electronic equipment, instruments & components)	85,987	3,589
	Spirax-Sarco Engineering PLC (Machinery)	56,387	7,153
	Weir Group PLC (Machinery)	117,115	2,989

			197,398

	Canada—7.6%
	Alimentation Couche-Tard, Inc. (Consumer staples distribution & retail)	168,637	9,625
	Boyd Group Services, Inc. (Commercial services & supplies)	12,789	2,704
	Canadian National Railway Co. (Ground transportation)	101,069	13,309
	Canadian Pacific Kansas City Ltd. (Ground transportation)	210,679	18,576
	Constellation Software, Inc. (Software)	2,855	7,798
	Dollarama, Inc. (Broadline retail)	183,472	13,977
	Intact Financial Corp. (Insurance)	74,796	12,150
*	Kinaxis, Inc. (Software)	22,875	2,601

See accompanying Notes to Financial Statements.

International Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Canada—(continued)
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	22,172	$8,661
	Parkland Corp. (Oil, gas & consumable fuels)	137,436	4,377
*	Shopify, Inc. (IT services)	84,009	6,483
	TFI International, Inc. (Ground transportation)	43,064	6,867
	Toromont Industries Ltd. (Trading companies & distributors)	85,958	8,272

			115,400

	Emerging Latin America—2.7%
	Argentina—0.2%
*	Globant SA (IT services)†	20,135	4,065

	Brazil—1.4%
*	MercadoLibre, Inc. (Broadline retail)	6,721	10,162
	Raia Drogasil SA (Consumer staples distribution & retail)	686,964	3,749
	Rumo SA (Ground transportation)	610,100	2,708
	WEG SA (Electrical equipment)	599,200	4,564

			21,183

	Mexico—0.9%
	Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation infrastructure)	10,258	3,269
	Wal-Mart de Mexico SAB de CV (Consumer staples distribution & retail)	2,462,900	9,956

			13,225

	Peru—0.2%
	Credicorp Ltd. (Banks)†	18,428	3,122

	Asia—1.8%
	Australia—0.7%
	Pro Medicus Ltd. (Health care technology)	70,749	4,783
	Steadfast Group Ltd. (Insurance)	1,012,233	3,879
	Technology One Ltd. (Software)	208,933	2,310

			10,972

	Hong Kong—0.5%
	Techtronic Industries Co. Ltd. (Machinery)	534,500	7,246

	Singapore—0.6%
	DBS Group Holdings Ltd. (Banks)	363,100	9,689

	Emerging Africa—0.5%
	South Africa—0.5%
	Bid Corp. Ltd. (Consumer staples distribution & retail)	218,258	5,322
	Clicks Group Ltd. (Consumer staples distribution & retail)	123,340	1,928

			7,250

	Total Common Stocks—98.3% (cost $1,023,831)		1,486,723

See accompanying Notes to Financial Statements.

International Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 2.300% dated 03/28/24, due 04/01/24, repurchase price $24,917, collateralized by U.S. Treasury Note, 1.375%, due 08/31/26, valued at $25,409	$24,911	$24,911

Total Repurchase Agreement—1.7% (cost $24,911)		24,911

Total Investments—100.0% (cost $1,048,742)		1,511,634
Cash and other assets, less liabilities—0.0%		291

Net assets—100.0%		$1,511,925

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

International Growth Fund

Portfolio of Investments, March 31, 2024 (unaudited)

At March 31, 2024, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):
Industrials	27.1%
Information Technology	24.4%
Financials	11.5%
Consumer Discretionary	11.2%
Health Care	10.6%
Consumer Staples	5.7%
Materials	5.2%
Energy	2.4%
Communication Services	1.9%

Total	100.0%

At March 31, 2024, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):
Euro	23.1%
Japanese Yen	17.6%
British Pound Sterling	13.3%
U.S. Dollar	13.0%
Canadian Dollar	5.5%
Indian Rupee	5.4%
Swiss Franc	4.7%
Swedish Krona	4.2%
Danish Krone	3.2%
South Korean Won	2.2%
New Taiwan Dollar	1.9%
Indonesian Rupiah	1.2%
All Other Currencies	4.7%

Total	100.0%

See accompanying Notes to Financial Statements.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe, Mid-East—41.2%
	Denmark—3.1%
	DSV AS (Air freight & logistics)	48,666	$7,898
	Novo Nordisk AS (Pharmaceuticals)	176,231	22,464

			30,362

	Finland—0.3%
	Metso OYJ (Machinery)	147,575	1,752
	Valmet OYJ (Machinery)	47,189	1,242

			2,994

	France—11.6%
	Airbus SE (Aerospace & defense)	84,022	15,475
	Capgemini SE (IT services)	28,671	6,598
	Dassault Systemes SE (Software)	261,912	11,596
	Hermes International SCA (Textiles, apparel & luxury goods)	4,192	10,700
	L’Oreal SA (Personal care products)	17,523	8,293
	LVMH Moet Hennessy Louis Vuitton SE (Textiles, apparel & luxury goods)	10,895	9,799
	Publicis Groupe SA (Media)	81,737	8,911
	Safran SA (Aerospace & defense)	62,888	14,251
	SEB SA (Household durables)	11,914	1,524
	Thales SA (Aerospace & defense)	51,433	8,770
	TotalEnergies SE (Oil, gas & consumable fuels)	116,999	8,012
	Vinci SA (Construction & engineering)	61,347	7,860
*	VusionGroup (Electronic equipment, instruments & components)	10,568	1,626

			113,415

	Germany—3.6%
	CTS Eventim AG & Co. KGaA (Entertainment)	54,702	4,866
	Hannover Rueck SE (Insurance)	26,931	7,371
	Infineon Technologies AG (Semiconductors & semiconductor equipment)	158,923	5,404
	MTU Aero Engines AG (Aerospace & defense)	33,747	8,563
	Nemetschek SE (Software)	22,940	2,270
	Siltronic AG (Semiconductors & semiconductor equipment)	13,964	1,238
	Symrise AG (Chemicals)	44,579	5,336

			35,048

	Ireland—5.7%
	Accenture PLC (IT services)†	25,471	8,829
	CRH PLC (Construction materials)†	92,146	7,949
*	ICON PLC (Life sciences tools & services)†	31,333	10,526
	Kingspan Group PLC (Building products)	85,446	7,786
	Linde PLC (Chemicals)†	25,862	12,008
	Ryanair Holdings PLC—ADR (Passenger airlines)	62,143	9,047

			56,145

	Israel—0.5%
*	Nice Ltd.—ADR (Software)	19,470	5,074

	Italy—1.8%
	Azimut Holding SpA (Capital markets)	53,141	1,444
	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	34,428	3,937
	Ferrari NV (Automobiles)†	16,884	7,360
	Moncler SpA (Textiles, apparel & luxury goods)	49,145	3,668

See accompanying Notes to Financial Statements.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe, Mid-East—(continued)
	Italy — (continued)
	Stevanato Group SpA (Life sciences tools & services)†	40,286	$1,293

			17,702

	Netherlands—4.0%
	ASML Holding NV (Semiconductors & semiconductor equipment)	23,769	22,879
	BE Semiconductor Industries NV (Semiconductors & semiconductor equipment)	30,010	4,594
	IMCD NV (Trading companies & distributors)	27,568	4,858
	Wolters Kluwer NV (Professional services)	45,308	7,098

			39,429

	Norway—0.4%
*	AutoStore Holdings Ltd. (Machinery)	887,909	1,634
	Gjensidige Forsikring ASA (Insurance)	30,709	445
	Kongsberg Gruppen ASA (Aerospace & defense)	17,270	1,192

			3,271

	Spain—1.5%
	Amadeus IT Group SA (Hotels, restaurants & leisure)	99,876	6,405
	Industria de Diseno Textil SA (Specialty retail)	161,807	8,147

			14,552

	Sweden—4.1%
	Atlas Copco AB (Machinery)	523,315	8,839
	Beijer Ref AB (Trading companies & distributors)	348,893	5,183
	Evolution AB (Hotels, restaurants & leisure)	58,423	7,263
	Fortnox AB (Software)	259,127	1,621
	Hemnet Group AB (Interactive media & services)	85,360	2,614
	Hexagon AB (Electronic equipment, instruments & components)	475,253	5,625
*	Indutrade AB (Machinery)	137,530	3,750
	Lifco AB (Industrial conglomerates)	134,836	3,522
	Nibe Industrier AB (Building products)	307,170	1,508

			39,925

	Switzerland—4.6%
	Belimo Holding AG (Building products)	4,345	2,130
	Galenica AG (Health care providers & services)	28,793	2,401
	Lonza Group AG (Life sciences tools & services)	12,701	7,608
	Partners Group Holding AG (Capital markets)	5,119	7,311
	Siegfried Holding AG (Life sciences tools & services)	2,345	2,395
	SIG Group AG (Containers & packaging)	159,620	3,540
	Sika AG (Chemicals)	23,384	6,964
	Straumann Holding AG (Health care equipment & supplies)	25,151	4,016
	Tecan Group AG (Life sciences tools & services)	7,800	3,233
	VAT Group AG (Machinery)	10,849	5,621

			45,219

	Japan—17.3%
	Ajinomoto Co., Inc. (Food products)	106,900	3,977
	BayCurrent Consulting, Inc. (Professional services)	51,700	1,012
	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals)	194,600	7,412
	Daifuku Co. Ltd. (Machinery)	217,300	5,181

See accompanying Notes to Financial Statements.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Japan—(continued)
	Daiichi Sankyo Co. Ltd. (Pharmaceuticals)	239,100	$7,578
	Daikin Industries Ltd. (Building products)	25,000	3,404
	Disco Corp. (Semiconductors & semiconductor equipment)	27,900	10,172
	Harmonic Drive Systems, Inc. (Machinery)	63,900	1,693
	Hoya Corp. (Health care equipment & supplies)	77,900	9,692
	Internet Initiative Japan, Inc. (Diversified telecommunication services)	92,300	1,718
	ITOCHU Corp. (Trading companies & distributors)	111,000	4,740
	Japan Elevator Service Holdings Co. Ltd. (Commercial services & supplies)	85,600	1,394
	Japan Exchange Group, Inc. (Capital markets)	180,200	4,863
	Keyence Corp. (Electronic equipment, instruments & components)	29,500	13,659
	Lasertec Corp. (Semiconductors & semiconductor equipment)	27,800	7,884
	MatsukiyoCocokara & Co. (Consumer staples distribution & retail)	148,900	2,385
	Mitsui & Co. Ltd. (Trading companies & distributors)	111,900	5,206
	MonotaRO Co. Ltd. (Trading companies & distributors)	238,400	2,858
	Nomura Research Institute Ltd. (IT services)	79,200	2,227
	Pan Pacific International Holdings Corp. (Broadline retail)	295,800	7,826
	Rakus Co. Ltd. (Software)	90,400	1,219
	SCREEN Holdings Co. Ltd. (Semiconductors & semiconductor equipment)	31,900	4,107
*	SHIFT, Inc. (IT services)	11,800	1,874
	Shin-Etsu Chemical Co. Ltd. (Chemicals)	244,600	10,674
	SMC Corp. (Machinery)	13,800	7,743
	Socionext, Inc. (Semiconductors & semiconductor equipment)	55,500	1,504
	Sumitomo Mitsui Financial Group, Inc. (Banks)	141,500	8,255
	Sundrug Co. Ltd. (Consumer staples distribution & retail)	58,000	1,796
	TechnoPro Holdings, Inc. (Professional services)	106,700	2,128
	TIS, Inc. (IT services)	96,500	2,062
	Tokio Marine Holdings, Inc. (Insurance)	341,200	10,650
	Tokyo Electron Ltd. (Semiconductors & semiconductor equipment)	47,700	12,371

			169,264

	Emerging Asia—14.0%
	China—0.8%
	Airtac International Group (Machinery)	61,204	2,123
	Kweichow Moutai Co. Ltd. (Beverages)	24,200	5,670

			7,793

	India—5.3%
	Apollo Hospitals Enterprise Ltd. (Health care providers & services)	19,461	1,481
	Asian Paints Ltd. (Chemicals)	88,317	3,025
	Britannia Industries Ltd. (Food products)	30,351	1,799
	Havells India Ltd. (Electrical equipment)	136,931	2,504
	HDFC Bank Ltd. (Banks)	426,432	7,398
	Infosys Ltd. (IT services)	223,887	4,014
*	InterGlobe Aviation Ltd. (Passenger airlines)	68,383	2,903
	Mahindra & Mahindra Ltd. (Automobiles)	171,858	3,947
	Max Healthcare Institute Ltd. (Health care providers & services)	149,663	1,466
	Nestle India Ltd. (Food products)	48,186	1,520
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	349,353	12,442
	Tata Consultancy Services Ltd. (IT services)	93,341	4,345
	Titan Co. Ltd. (Textiles, apparel & luxury goods)	59,009	2,688
	Varun Beverages Ltd. (Beverages)	135,101	2,266

			51,798

See accompanying Notes to Financial Statements.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Indonesia—1.2%
	Bank Central Asia Tbk. PT (Banks)	18,764,630	$11,924

	South Korea—2.2%
	Samsung Electronics Co. Ltd. (Technology hardware, storage & peripherals)	203,119	12,191
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	70,109	9,280

			21,471

	Taiwan—4.5%
	Alchip Technologies Ltd. (Semiconductors & semiconductor equipment)	25,000	2,472
	Global Unichip Corp. (Semiconductors & semiconductor equipment)	28,000	1,067
	Globalwafers Co. Ltd. (Semiconductors & semiconductor equipment)	102,000	1,769
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	238,000	8,627
	Parade Technologies Ltd. (Semiconductors & semiconductor equipment)	37,000	1,064
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	199,896	27,196
	Unimicron Technology Corp. (Electronic equipment, instruments & components)	232,000	1,377

			43,572

	United Kingdom—13.0%
	3i Group PLC (Capital markets)	295,060	10,461
	Ashtead Group PLC (Trading companies & distributors)	108,672	7,736
	AstraZeneca PLC (Pharmaceuticals)	75,554	10,183
	BAE Systems PLC (Aerospace & defense)	435,964	7,426
	Beazley PLC (Insurance)	305,404	2,565
	Compass Group PLC (Hotels, restaurants & leisure)	339,371	9,950
	ConvaTec Group PLC (Health care equipment & supplies)	1,482,770	5,360
	Diploma PLC (Trading companies & distributors)	85,759	4,029
	Experian PLC (Professional services)	120,336	5,246
	Greggs PLC (Hotels, restaurants & leisure)	75,414	2,735
	Haleon PLC (Personal care products)	1,639,796	6,894
	Halma PLC (Electronic equipment, instruments & components)	256,120	7,655
	Intermediate Capital Group PLC (Capital markets)	200,813	5,206
	London Stock Exchange Group PLC (Capital markets)	115,266	13,806
	RELX PLC (Professional services)	182,908	7,904
	Rentokil Initial PLC (Commercial services & supplies)	860,811	5,125
	Rotork PLC (Machinery)	620,181	2,574
	Smith & Nephew PLC (Health care equipment & supplies)	163,909	2,051
	Softcat PLC (IT services)	86,726	1,738
	Spectris PLC (Electronic equipment, instruments & components)	55,550	2,319
	Spirax-Sarco Engineering PLC (Machinery)	36,428	4,621
	Weir Group PLC (Machinery)	75,660	1,931

			127,515

	Canada—7.6%
	Alimentation Couche-Tard, Inc. (Consumer staples distribution & retail)	108,945	6,218
	Boyd Group Services, Inc. (Commercial services & supplies)	8,262	1,747
	Canadian National Railway Co. (Ground transportation)	65,294	8,598
	Canadian Pacific Kansas City Ltd. (Ground transportation)	136,105	12,000
	Constellation Software, Inc. (Software)	1,845	5,040
	Dollarama, Inc. (Broadline retail)	118,529	9,030
	Intact Financial Corp. (Insurance)	48,321	7,849
*	Kinaxis, Inc. (Software)	14,778	1,680

See accompanying Notes to Financial Statements.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Canada—(continued)
*	Lululemon Athletica, Inc. (Textiles, apparel & luxury goods)	14,324	$5,596
	Parkland Corp. (Oil, gas & consumable fuels)	88,788	2,828
*	Shopify, Inc. (IT services)	54,272	4,188
	TFI International, Inc. (Ground transportation)	27,821	4,436
	Toromont Industries Ltd. (Trading companies & distributors)	55,532	5,344

			74,554

	Emerging Latin America—2.7%
	Argentina—0.2%
*	Globant SA (IT services)†	13,008	2,626

	Brazil—1.4%
*	MercadoLibre, Inc. (Broadline retail)	4,342	6,565
	Raia Drogasil SA (Consumer staples distribution & retail)	443,800	2,422
	Rumo SA (Ground transportation)	394,100	1,749
	WEG SA (Electrical equipment)	386,900	2,947

			13,683

	Mexico—0.9%
	Grupo Aeroportuario del Sureste SAB de CV—ADR (Transportation infrastructure)	6,627	2,112
	Wal-Mart de Mexico SAB de CV (Consumer staples distribution & retail)	1,591,100	6,432

			8,544

	Peru—0.2%
	Credicorp Ltd. (Banks)†	11,905	2,017

	Asia—1.8%
	Australia—0.7%
	Pro Medicus Ltd. (Health care technology)	45,706	3,090
	Steadfast Group Ltd. (Insurance)	653,934	2,506
	Technology One Ltd. (Software)	135,177	1,495

			7,091

	Hong Kong—0.5%
	Techtronic Industries Co. Ltd. (Machinery)	345,500	4,683

	Singapore—0.6%
	DBS Group Holdings Ltd. (Banks)	234,600	6,260

	Emerging Africa—0.5%
	South Africa—0.5%
	Bid Corp. Ltd. (Consumer staples distribution & retail)	141,001	3,438
	Clicks Group Ltd. (Consumer staples distribution & retail)	79,682	1,246

			4,684

	Total Common Stocks—98.1% (cost $670,525)		960,615

See accompanying Notes to Financial Statements.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount	Value
Repurchase Agreement
Fixed Income Clearing Corporation, 2.300% dated 03/28/24, due 04/01/24, repurchase price $19,259, collateralized by U.S. Treasury Note, 4.625%, due 09/15/26, valued at $19,639	$ 19,254	$19,254

Total Repurchase Agreement—2.0% (cost $19,254)		19,254

Total Investments—100.1% (cost $689,779)		979,869
Liabilities, plus cash and other assets—(0.1)%		(700)

Net assets—100.0%		$979,169

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

Institutional International Growth Fund

Portfolio of Investments, March 31, 2024 (unaudited)

At March 31, 2024, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):
Industrials	27.1%
Information Technology	24.4%
Financials	11.5%
Consumer Discretionary	11.2%
Health Care	10.6%
Consumer Staples	5.7%
Materials	5.2%
Energy	2.4%
Communication Services	1.9%

Total	100.0%

At March 31, 2024, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):
Euro	23.1%
Japanese Yen	17.6%
British Pound Sterling	13.3%
U.S. Dollar	13.0%
Canadian Dollar	5.5%
Indian Rupee	5.4%
Swiss Franc	4.7%
Swedish Krona	4.2%
Danish Krone	3.2%
South Korean Won	2.2%
New Taiwan Dollar	1.9%
Indonesian Rupiah	1.2%
All Other Currencies	4.7%

Total	100.0%

See accompanying Notes to Financial Statements.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Europe—30.5%
	Belgium—1.8%
	Azelis Group NV (Trading companies & distributors)	48,053	$1,016
	D’ieteren Group (Distributors)	14,544	3,226

			4,242

	Finland—0.6%
	Puuilo OYJ (Broadline retail)	139,518	1,491

	France—3.0%
	Dassault Aviation SA (Aerospace & defense)	16,552	3,643
	SEB SA (Household durables)	10,353	1,325
*	VusionGroup (Electronic equipment, instruments & components)	13,381	2,058

			7,026

	Germany—4.1%
	CTS Eventim AG & Co. KGaA (Entertainment)	45,346	4,034
	Nemetschek SE (Software)	18,794	1,860
	Siltronic AG (Semiconductors & semiconductor equipment)	41,244	3,657

			9,551

	Italy—5.0%
	Ariston Holding NV (Household durables)	355,906	1,999
	Azimut Holding SpA (Capital markets)	73,203	1,989
	Brunello Cucinelli SpA (Textiles, apparel & luxury goods)	31,577	3,611
	Carel Industries SpA (Building products)	79,129	1,737
	Sanlorenzo SpA (Leisure products)	12,631	574
	Stevanato Group SpA (Life sciences tools & services)†	58,613	1,881

			11,791

	Jersey—0.3%
	JTC PLC (Capital markets)	57,640	597

	Norway—1.8%
*	AutoStore Holdings Ltd. (Machinery)	815,575	1,501
	Gjensidige Forsikring ASA (Insurance)	56,605	820
	Kongsberg Gruppen ASA (Aerospace & defense)	29,064	2,006

			4,327

	Sweden—10.3%
	AddTech AB (Trading companies & distributors)	134,376	3,061
	Beijer Ref AB (Trading companies & distributors)	253,896	3,771
*	BoneSupport Holding AB (Biotechnology)	49,675	1,058
	Bufab AB (Trading companies & distributors)	42,554	1,669
	Fortnox AB (Software)	372,581	2,330
	Hemnet Group AB (Interactive media & services)	85,030	2,604
	Lagercrantz Group AB (Electronic equipment, instruments & components)	176,882	2,707
	Lifco AB (Industrial conglomerates)	145,974	3,813
	MIPS AB (Leisure products)	31,934	1,047
*	Sdiptech AB (Commercial services & supplies)	57,993	1,412
	Vitec Software Group AB (Software)	16,377	851

			24,323

See accompanying Notes to Financial Statements.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Europe—(continued)
	Switzerland—3.6%
	Galenica AG (Health care providers & services)	22,423	$1,870
	Kardex Holding AG (Machinery)	13,843	3,883
	Siegfried Holding AG (Life sciences tools & services)	2,621	2,677

			8,430

	Japan—18.9%
	AZ-COM MARUWA Holdings, Inc. (Air freight & logistics)	181,200	1,619
	BayCurrent Consulting, Inc. (Professional services)	68,200	1,334
	Fukuoka Financial Group, Inc. (Banks)	82,000	2,182
	Internet Initiative Japan, Inc. (Diversified telecommunication services)	90,000	1,676
	Japan Elevator Service Holdings Co. Ltd. (Commercial services & supplies)	209,500	3,413
	Kokusai Electric Corp. (Semiconductors & semiconductor equipment)	87,800	2,230
	Kotobuki Spirits Co. Ltd. (Food products)	99,700	1,249
	Kurita Water Industries Ltd. (Machinery)	46,500	1,921
	MEITEC Group Holdings, Inc. (Professional services)	180,900	3,489
	OBIC Business Consultants Co. Ltd. (Software)	25,200	1,179
	PAL GROUP Holdings Co. Ltd. (Specialty retail)	120,700	2,052
	Rakus Co. Ltd. (Software)	123,000	1,659
*	Rakuten Bank Ltd. (Banks)	10,500	209
	Sangetsu Corp. (Household durables)	2,200	48
	SBI Sumishin Net Bank Ltd. (Banks)	110,600	1,608
	Senko Group Holdings Co. Ltd. (Air freight & logistics)	147,100	1,099
*	SHIFT, Inc. (IT services)	14,800	2,350
	Shimamura Co. Ltd. (Specialty retail)	23,300	1,326
	SIGMAXYZ Holdings, Inc. (Professional services)	88,400	983
	SMS Co. Ltd. (Professional services)	165,900	2,843
	Socionext, Inc. (Semiconductors & semiconductor equipment)	68,600	1,859
	Sundrug Co. Ltd. (Consumer staples distribution & retail)	80,700	2,499
	TechnoPro Holdings, Inc. (Professional services)	130,100	2,595
	TIS, Inc. (IT services)	81,300	1,737
	Yamazaki Baking Co. Ltd. (Food products)	53,100	1,368

			44,527

	Emerging Asia—15.8%
	China—1.2%
	Proya Cosmetics Co. Ltd. (Personal care products)	149,591	1,922
	Silergy Corp. (Semiconductors & semiconductor equipment)	81,000	827

			2,749

	India—7.7%
	AU Small Finance Bank Ltd. (Banks)	232,467	1,575
	Cholamandalam Investment & Finance Co. Ltd. (Consumer finance)	119,437	1,663
	Coforge Ltd. (IT services)	22,110	1,456
	Home First Finance Co. India Ltd. (Financial services)	81,469	878
	Max Healthcare Institute Ltd. (Health care providers & services)	171,498	1,680
	Motherson Sumi Wiring India Ltd. (Automobile components)	2,554,350	2,017
	Polycab India Ltd. (Electrical equipment)	21,858	1,327
	Sundaram Finance Ltd. (Consumer finance)	35,106	1,722
	Tube Investments of India Ltd. (Automobile components)	50,768	2,271
	Varun Beverages Ltd. (Beverages)	210,095	3,524

			18,113

See accompanying Notes to Financial Statements.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Indonesia—0.6%
	Bank Negara Indonesia Persero Tbk. PT (Banks)	3,573,400	$1,330

	Taiwan—5.8%
	Advantech Co. Ltd. (Technology hardware, storage & peripherals)	119,000	1,513
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	31,000	2,238
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	21,600	2,248
	Global Unichip Corp. (Semiconductors & semiconductor equipment)	28,000	1,067
	Innodisk Corp. (Technology hardware, storage & peripherals)	181,000	1,756
	Lotes Co. Ltd. (Electronic equipment, instruments & components)	36,000	1,558
	Parade Technologies Ltd. (Semiconductors & semiconductor equipment)	53,000	1,524
	Voltronic Power Technology Corp. (Electrical equipment)	36,451	1,879

			13,783

	Thailand—0.5%
	Tisco Financial Group PCL (Banks)	403,100	1,096

	United Kingdom—9.0%
	Beazley PLC (Insurance)	539,245	4,529
	Burford Capital Ltd. (Financial services)	158,520	2,487
	Diploma PLC (Trading companies & distributors)	89,181	4,190
	Greggs PLC (Hotels, restaurants & leisure)	50,871	1,845
	Renishaw PLC (Electronic equipment, instruments & components)	22,678	1,217
	Rotork PLC (Machinery)	812,258	3,371
	Softcat PLC (IT services)	140,906	2,824
*	Trustpilot Group PLC (Interactive media & services)	276,367	693

			21,156

	Canada—7.7%
	Boyd Group Services, Inc. (Commercial services & supplies)	13,685	2,893
	EQB, Inc. (Banks)	35,330	2,216
*	Kinaxis, Inc. (Software)	19,411	2,207
	North West Co., Inc. (Consumer staples distribution & retail)	139,104	4,031
	Parkland Corp. (Oil, gas & consumable fuels)	105,587	3,363
	Richelieu Hardware Ltd. (Trading companies & distributors)	49,515	1,557
	Stella-Jones, Inc. (Paper & forest products)	30,727	1,792

			18,059

	Emerging Latin America—7.5%
	Brazil—1.1%
	Multiplan Empreendimentos Imobiliarios SA (Real estate management & development)	207,600	1,059
	TOTVS SA (Software)	282,100	1,597

			2,656

	Mexico—6.4%
	Arca Continental SAB de CV (Beverages)	104,500	1,142
*	BBB Foods, Inc. (Consumer staples distribution & retail)†	57,752	1,373
	Corp. Inmobiliaria Vesta SAB de CV (Real estate management & development)	735,200	2,864
	Corp. Inmobiliaria Vesta SAB de CV—ADR (Real estate management & development)	6,060	238
	Grupo Aeroportuario del Centro Norte SAB de CV (Transportation infrastructure)	342,000	3,369
	Grupo Aeroportuario del Sureste SAB de CV (Transportation infrastructure)	81,460	2,576

See accompanying Notes to Financial Statements.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Mexico — (continued)
	Qualitas Controladora SAB de CV (Insurance)	174,800	$2,029
	Regional SAB de CV (Banks)	144,300	1,421

			15,012

	Asia—5.6%
	Australia—4.0%
	Pro Medicus Ltd. (Health care technology)	57,285	3,873
	Steadfast Group Ltd. (Insurance)	834,089	3,196
	Technology One Ltd. (Software)	216,332	2,392

			9,461

	New Zealand—1.3%
	Mainfreight Ltd. (Air freight & logistics)	69,442	2,892

	Singapore—0.3%
	Sheng Siong Group Ltd. (Consumer staples distribution & retail)	633,600	718

	Emerging Europe, Africa—2.7%
	Greece—1.1%
	JUMBO SA (Specialty retail)	90,203	2,598

	Lithuania—0.3%
	Baltic Classifieds Group PLC (Interactive media & services)	249,960	711

	Poland—0.8%
*	Dino Polska SA (Consumer staples distribution & retail)	19,370	1,880

	South Africa—0.5%
	Clicks Group Ltd. (Consumer staples distribution & retail)	78,899	1,234

	Total Common Stocks—97.7% (cost $191,421)		229,753

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 03/28/24, due 04/01/24, repurchase price $4,646, collateralized by U.S. Treasury Note, 1.375%, due 08/31/26, valued at $4,738	$4,645	4,645

	Total Repurchase Agreement—2.0% (cost $4,645)		4,645

	Total Investments—99.7% (cost $196,066)		234,398
	Cash and other assets, less liabilities—0.3%		794

	Net assets—100.0%		$235,192

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

International Small Cap Growth Fund

Portfolio of Investments, March 31, 2024 (unaudited)

At March 31, 2024, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):
Industrials	30.8%
Information Technology	21.3%
Financials	13.7%
Consumer Discretionary	11.1%
Consumer Staples	9.1%
Health Care	5.7%
Communication Services	4.2%
Real Estate	1.8%
Energy	1.5%
Materials	0.8%

Total	100.0%

At March 31, 2024, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):
Japanese Yen	19.4%
Euro	15.1%
Swedish Krona	10.6%
British Pound Sterling	9.8%
Indian Rupee	7.9%
Canadian Dollar	7.9%
New Taiwan Dollar	6.4%
Mexican Peso	5.8%
Australian Dollar	4.1%
Swiss Franc	3.7%
Norwegian Krone	1.9%
U.S. Dollar	1.5%
New Zealand Dollar	1.2%
Brazilian Real	1.1%
All Other Currencies	3.6%

Total	100.0%

See accompanying Notes to Financial Statements.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—73.9%
	China—20.3%
	Airtac International Group (Machinery)	140,000	$4,856
	Alibaba Group Holding Ltd. (Broadline retail)	551,928	4,954
	ANTA Sports Products Ltd. (Textiles, apparel & luxury goods)	229,000	2,434
	Contemporary Amperex Technology Co. Ltd. (Electrical equipment)	89,320	2,322
	Kweichow Moutai Co. Ltd. (Beverages)	16,359	3,833
*	Meituan (Hotels, restaurants & leisure)	418,500	5,176
	Midea Group Co. Ltd. (Household durables)	362,195	3,221
	NARI Technology Co. Ltd. (Electrical equipment)	767,100	2,546
*	PDD Holdings, Inc.—ADR (Broadline retail)	16,062	1,867
	Proya Cosmetics Co. Ltd. (Personal care products)	145,400	1,868
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	403,300	3,345
	Silergy Corp. (Semiconductors & semiconductor equipment)	201,000	2,054
	Sungrow Power Supply Co. Ltd. (Electrical equipment)	204,500	2,906
	Tencent Holdings Ltd. (Interactive media & services)	257,800	10,006

			51,388

	India—20.8%
	Apollo Hospitals Enterprise Ltd. (Health care providers & services)	17,468	1,330
	Britannia Industries Ltd. (Food products)	32,991	1,956
	Havells India Ltd. (Electrical equipment)	128,586	2,351
	HDFC Bank Ltd. (Banks)	335,018	5,812
	Hindustan Unilever Ltd. (Personal care products)	71,191	1,931
	Infosys Ltd. (IT services)	201,219	3,607
*	InterGlobe Aviation Ltd. (Passenger airlines)	85,874	3,645
	Kotak Mahindra Bank Ltd. (Banks)	162,191	3,481
	Mahindra & Mahindra Ltd. (Automobiles)	132,945	3,053
*	MakeMyTrip Ltd. (Hotels, restaurants & leisure)†	30,973	2,201
	Nestle India Ltd. (Food products)	96,322	3,039
	Pidilite Industries Ltd. (Chemicals)	95,220	3,443
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	206,878	7,368
	Tata Consultancy Services Ltd. (IT services)	103,310	4,809
	Tata Consumer Products Ltd. (Food products)	187,385	2,471
	Titan Co. Ltd. (Textiles, apparel & luxury goods)	46,998	2,141

			52,638

	Indonesia—5.3%
	Bank Central Asia Tbk. PT (Banks)	10,771,600	6,845
	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	12,334,700	4,706
	Telkom Indonesia Persero Tbk. PT (Diversified telecommunication services)	8,731,700	1,911

			13,462

	South Korea—9.2%
	Samsung Electronics Co. Ltd. (Technology hardware, storage & peripherals)	311,955	18,723
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	35,015	4,635

			23,358

	Taiwan—15.9%
	Advantech Co. Ltd. (Technology hardware, storage & peripherals)	216,000	2,747
	Alchip Technologies Ltd. (Semiconductors & semiconductor equipment)	14,000	1,384
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	16,000	1,665
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	18,000	1,350
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	157,000	5,691

See accompanying Notes to Financial Statements.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan — (continued)
	Sinbon Electronics Co. Ltd. (Electronic equipment, instruments & components)	177,000	$1,549
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & semiconductor equipment)	313,000	7,521
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	114,585	15,589
	Voltronic Power Technology Corp. (Electrical equipment)	56,000	2,887

			40,383

	Thailand—2.4%
	Airports of Thailand PCL (Transportation infrastructure)	1,820,900	3,256
	Bangkok Dusit Medical Services PCL (Health care providers & services)	3,591,000	2,781

	Total Thailand		6,037

	Emerging Latin America—19.8%
	Argentina—1.4%
*	Globant SA (IT services)†	16,932	3,419

	Brazil—12.8%
	B3 SA - Brasil Bolsa Balcao (Capital markets)	1,016,300	2,429
	Banco BTG Pactual SA (Capital markets)	514,300	3,736
	Itau Unibanco Holding SA—ADR (Banks)	322,607	2,236
*	MercadoLibre, Inc. (Broadline retail)	4,964	7,505
	Raia Drogasil SA (Consumer staples distribution & retail)	775,884	4,234
	Rumo SA (Ground transportation)	567,300	2,518
	TOTVS SA (Software)	701,800	3,971
	WEG SA (Electrical equipment)	760,800	5,795

			32,424

	Mexico—4.9%
	Grupo Aeroportuario del Pacifico SAB de CV (Transportation infrastructure)	194,600	3,137
	Grupo Financiero Banorte SAB de CV (Banks)	340,500	3,618
	Wal-Mart de Mexico SAB de CV (Consumer staples distribution & retail)	1,417,200	5,729

			12,484

	Peru—0.7%
	Credicorp Ltd. (Banks)†	10,998	1,863

	Emerging Mid-East, Africa—4.3%
	Saudi Arabia—2.1%
	Saudi Arabian Oil Co. (Oil, gas & consumable fuels)	655,646	5,375

	South Africa—1.5%
	Capitec Bank Holdings Ltd. (Banks)	17,000	1,881
	Clicks Group Ltd. (Consumer staples distribution & retail)	118,191	1,848

			3,729

	United Arab Emirates—0.7%
	Abu Dhabi National Oil Co. for Distribution PJSC (Specialty retail)	1,653,361	1,639

See accompanying Notes to Financial Statements.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Asia—1.2%
Hong Kong—1.2%
AIA Group Ltd. (Insurance)	461,000	$3,095

Total Common Stocks—99.2% (cost $210,881)		251,294

Repurchase Agreement
Fixed Income Clearing Corporation, 2.300% dated 03/28/24, due 04/01/24, repurchase price $2,144, collateralized by U.S. Treasury Note, 1.375%, due 08/31/26, valued at $2,187	$2,144	2,144

Total Repurchase Agreement—0.8% (cost $2,144)		2,144

Total Investments—100.0% (cost $213,025)		253,438
Cash and other assets, less liabilities—0.0%		19

Net assets—100.0%		$253,457

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

Emerging Markets Leaders Fund

Portfolio of Investments, March 31, 2024 (unaudited)

At March 31, 2024, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):
Information Technology	31.4%
Financials	15.8%
Industrials	15.7%
Consumer Discretionary	13.6%
Consumer Staples	10.7%
Energy	5.1%
Communication Services	4.7%
Health Care	1.6%
Materials	1.4%

Total	100.0%

At March 31, 2024, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):
Indian Rupee	20.1%
U.S. Dollar	13.8%
New Taiwan Dollar	12.6%
Hong Kong Dollar	10.2%
South Korean Won	9.3%
Brazilian Real	9.0%
Chinese Yuan Renminbi	8.0%
Indonesian Rupiah	5.4%
Mexican Peso	5.0%
South African Rand	3.6%
Thai Baht	2.4%
All Other Currencies	0.6%

Total	100.0%

See accompanying Notes to Financial Statements.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—77.9%
	China—12.7%
	Airtac International Group (Machinery)	204,852	$7,105
	ANTA Sports Products Ltd. (Textiles, apparel & luxury goods)	205,000	2,179
	Fuyao Glass Industry Group Co. Ltd (Automobile components)	378,700	2,240
	Huaming Power Equipment Co. Ltd. (Machinery)	1,022,300	2,480
	Huaneng Lancang River Hydropower, Inc. (Independent power & renewable electricity producers)	2,712,200	3,507
	Kweichow Moutai Co. Ltd. (Beverages)	58,974	13,818
	NARI Technology Co. Ltd. (Electrical equipment)	793,000	2,633
	NetEase, Inc. (Entertainment)	761,900	15,848
*	PDD Holdings, Inc.—ADR (Broadline retail)	99,181	11,530
	Proya Cosmetics Co. Ltd. (Personal care products)	217,588	2,795
	Shanghai BOCHU Electronic Technology Corp. Ltd. (Electronic equipment, instruments & components)	9,377	364
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	217,263	1,802
	Tencent Holdings Ltd. (Interactive media & services)	655,560	25,445
*	Trip.com Group Ltd. (Hotels, restaurants & leisure)	15,000	662
	Weichai Power Co. Ltd. (Machinery)	1,401,000	2,671
	Zhongji Innolight Co. Ltd. (Communications equipment)	117,200	2,496

			97,575

	India—26.8%
	ABB India Ltd. (Electrical equipment)	99,961	7,630
	Apollo Hospitals Enterprise Ltd. (Health care providers & services)	68,261	5,196
	Astral Ltd. (Building products)	85,829	2,051
	Bajaj Finance Ltd. (Consumer finance)	28,658	2,486
	Bharat Electronics Ltd. (Aerospace & defense)	3,245,866	7,856
	Britannia Industries Ltd. (Food products)	23,908	1,417
	Central Depository Services India Ltd. (Capital markets)	106,273	2,188
	CG Power & Industrial Solutions Ltd. (Electrical equipment)	362,179	2,332
	Cholamandalam Investment & Finance Co. Ltd. (Consumer finance)	144,272	2,008
	Coforge Ltd. (IT services)	27,681	1,824
	Cummins India Ltd. (Machinery)	110,591	4,008
	Dixon Technologies India Ltd. (Household durables)	61,398	5,502
*	GMR Airports Infrastructure Ltd. (Transportation infrastructure)	2,865,485	2,810
*	Godrej Properties Ltd. (Real estate management & development)	96,329	2,654
	HDFC Asset Management Co. Ltd. (Capital markets)	63,419	2,857
	Hindustan Aeronautics Ltd. (Aerospace & defense)	107,790	4,318
	ICICI Bank Ltd. (Banks)	267,491	3,515
	Indian Hotels Co. Ltd. (Hotels, restaurants & leisure)	915,355	6,508
*	InterGlobe Aviation Ltd. (Passenger airlines)	119,450	5,071
	Jindal Stainless Ltd. (Metals & mining)	294,669	2,449
*	Kaynes Technology India Ltd. (Electronic equipment, instruments & components)	57,646	1,987
	KEI Industries Ltd. (Electrical equipment)	98,945	4,117
	KPIT Technologies Ltd. (Software)	162,820	2,894
	Larsen & Toubro Ltd. (Construction & engineering)	109,627	4,949
	Macrotech Developers Ltd. (Real estate management & development)	274,525	3,713
	Mahindra & Mahindra Ltd. (Automobiles)	250,653	5,756
*	MakeMyTrip Ltd. (Hotels, restaurants & leisure)†	8,422	598
	Max Healthcare Institute Ltd. (Health care providers & services)	438,234	4,293
	Motherson Sumi Wiring India Ltd. (Automobile components)	2,392,637	1,889
	Nestle India Ltd. (Food products)	128,186	4,044
	NTPC Ltd. (Independent power & renewable electricity producers)	2,820,428	11,403

See accompanying Notes to Financial Statements.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India — (continued)
	Oberoi Realty Ltd. (Real estate management & development)	116,875	$2,060
	Phoenix Mills Ltd. (Real estate management & development)	76,789	2,550
	Pidilite Industries Ltd. (Chemicals)	58,561	2,117
	REC Ltd. (Financial services)	550,097	2,980
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	557,788	19,865
	Siemens Ltd. (Industrial conglomerates)	3,623	234
	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	323,049	6,302
	Tata Consultancy Services Ltd. (IT services)	116,652	5,430
	Tata Consumer Products Ltd. (Food products)	241,325	3,183
	Tata Motors Ltd. (Automobiles)	694,392	8,284
	Titagarh Rail System Ltd. (Machinery)	195,531	2,168
	Titan Co. Ltd. (Textiles, apparel & luxury goods)	126,683	5,772
	Trent Ltd. (Specialty retail)	145,514	6,878
	Tube Investments of India Ltd. (Automobile components)	44,726	2,000
	TVS Motor Co. Ltd. (Automobiles)	108,786	2,824
	UNO Minda Ltd. (Automobile components)	286,368	2,352
	Varun Beverages Ltd. (Beverages)	598,024	10,031
*	Zomato Ltd. (Hotels, restaurants & leisure)	126,349	276

			205,629

	Indonesia—5.3%
	Bank Central Asia Tbk. PT (Banks)	33,877,295	21,527
	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	45,223,551	17,257
	Mitra Adiperkasa Tbk. PT (Broadline retail)	13,789,600	1,583

			40,367

	Philippines—1.3%
	BDO Unibank, Inc. (Banks)	1,957,024	5,379
	International Container Terminal Services, Inc. (Transportation infrastructure)	764,940	4,327

			9,706

	South Korea—10.1%
	Hanwha Aerospace Co. Ltd. (Aerospace & defense)	30,178	4,651
	HD Hyundai Electric Co. Ltd. (Electrical equipment)	34,320	4,555
*	Samsung Biologics Co. Ltd. (Life sciences tools & services)	3,151	1,950
	Samsung Electronics Co. Ltd. (Technology hardware, storage & peripherals)	617,427	37,057
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	218,011	28,858

			77,071

	Taiwan—20.7%
	Accton Technology Corp. (Communications equipment)	251,000	3,596
	Advantech Co. Ltd. (Technology hardware, storage & peripherals)	137,409	1,747
	Alchip Technologies Ltd. (Semiconductors & semiconductor equipment)	105,000	10,384
	Asia Vital Components Co. Ltd. (Technology hardware, storage & peripherals)	291,000	4,928
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	49,000	3,537
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	34,300	3,569
	Elite Material Co. Ltd. (Electronic equipment, instruments & components)	386,000	4,861
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	60,000	4,500
	Faraday Technology Corp. (Semiconductors & semiconductor equipment)	192,570	2,013
	Fortune Electric Co. Ltd. (Electrical equipment)	178,000	3,726
	Fositek Corp. (Electronic equipment, instruments & components)	96,000	2,325
	Gold Circuit Electronics Ltd. (Electronic equipment, instruments & components)	329,000	2,514

See accompanying Notes to Financial Statements.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Taiwan — (continued)
	Innodisk Corp. (Technology hardware, storage & peripherals)	170,000	$1,649
	Lotes Co. Ltd. (Electronic equipment, instruments & components)	118,132	5,112
	M31 Technology Corp. (Semiconductors & semiconductor equipment)	40,000	1,606
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	371,000	13,447
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & semiconductor equipment)	530,000	12,735
	Taiwan Semiconductor Manufacturing Co. Ltd.—ADR (Semiconductors & semiconductor equipment)	473,783	64,458
	Tripod Technology Corp. (Electronic equipment, instruments & components)	507,000	3,240
	Unimicron Technology Corp. (Electronic equipment, instruments & components)	473,000	2,808
	Wiwynn Corp. (Technology hardware, storage & peripherals)	91,000	6,227

			158,982

	Thailand—1.0%
	Bangkok Dusit Medical Services PCL (Health care providers & services)	4,723,200	3,657
	Bumrungrad Hospital PCL (Health care providers & services)	355,200	2,171
	Central Pattana PCL (Real estate management & development)	1,172,300	2,016

			7,844

	Emerging Latin America—13.0%
	Argentina—0.3%
*	Globant SA (IT services)†	11,725	2,367

	Brazil—7.0%
	Banco BTG Pactual SA (Capital markets)	763,600	5,547
	Itau Unibanco Holding SA—ADR (Banks)	1,393,856	9,659
*	MercadoLibre, Inc. (Broadline retail)	12,629	19,095
	Multiplan Empreendimentos Imobiliarios SA (Real estate management & development)	379,500	1,936
*	NU Holdings Ltd. (Banks)†	536,840	6,405
	Raia Drogasil SA (Consumer staples distribution & retail)	731,688	3,993
	Rumo SA (Ground transportation)	580,200	2,575
	TOTVS SA (Software)	199,300	1,128
	WEG SA (Electrical equipment)	351,241	2,675

			53,013

	Mexico—5.7%
*	Alsea SAB de CV (Hotels, restaurants & leisure)	597,500	2,945
	Arca Continental SAB de CV (Beverages)	555,900	6,077
*	BBB Foods, Inc. (Consumer staples distribution & retail)†	102,531	2,438
	Corp. Inmobiliaria Vesta SAB de CV (Real estate management & development)	756,600	2,947
	Corp. Inmobiliaria Vesta SAB de CV—ADR (Real estate management & development)	19,820	778
	Fomento Economico Mexicano SAB de CV—ADR (Beverages)	86,784	11,305
	Grupo Financiero Banorte SAB de CV (Banks)	887,000	9,426
	Prologis Property Mexico SA de CV (Industrial REITs)	912,204	3,979
	Wal-Mart de Mexico SAB de CV (Consumer staples distribution & retail)	947,600	3,831

			43,726

	Emerging Europe, Mid-East, Africa—7.4%
	Greece—0.5%
*	Eurobank Ergasias Services & Holdings SA (Banks)	1,865,596	3,587

See accompanying Notes to Financial Statements.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares or Principal Amount	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East, Africa—(continued)
	Kazakhstan—0.5%
	Kaspi.KZ JSC—ADR (Consumer finance)	29,976	$3,856

	Poland—0.2%
*	Dino Polska SA (Consumer staples distribution & retail)	20,538	1,993

	Saudi Arabia—3.6%
	Aldrees Petroleum & Transport Services Co. (Oil, gas & consumable fuels)	56,365	2,573
	Alinma Bank (Banks)	223,620	2,612
	Arabian Internet & Communications Services Co. (IT services)	29,051	2,929
	Bupa Arabia for Cooperative Insurance Co. (Insurance)	42,128	2,963
	Dr Sulaiman Al Habib Medical Services Group Co. (Health care providers & services)	38,606	3,228
	Elm Co. (IT services)	22,635	5,788
	Leejam Sports Co. JSC (Hotels, restaurants & leisure)	56,394	3,281
	Riyadh Cables Group Co. (Electrical equipment)	87,095	2,345
	Saudia Dairy & Foodstuff Co. (Food products)	19,566	2,019

			27,738

	South Africa—0.8%
	Bid Corp. Ltd. (Consumer staples distribution & retail)	95,574	2,330
	Bidvest Group Ltd. (Industrial conglomerates)	135,781	1,739
	Clicks Group Ltd. (Consumer staples distribution & retail)	114,567	1,791

			5,860

	Turkey—0.6%
	BIM Birlesik Magazalar AS (Consumer staples distribution & retail)	398,607	4,334

	United Arab Emirates—1.2%
	Emaar Properties PJSC (Real estate management & development)	2,321,375	5,152
	Emirates Central Cooling Systems Corp. (Water utilities)	3,472,186	1,560
	Salik Co. PJSC (Transportation infrastructure)	2,769,491	2,798

			9,510

	Asia—0.4%
	Hong Kong—0.4%
	AIA Group Ltd. (Insurance)	402,600	2,703

	Total Common Stocks—98.7% (cost $577,380)		755,861

	Repurchase Agreement
	Fixed Income Clearing Corporation, 2.300% dated 03/28/24, due 04/01/24, repurchase price $977, collateralized by U.S. Treasury Note, 1.375%, due 08/31/26, valued at $997	$977	977

	Total Repurchase Agreement—0.1% (cost $977)		977

	Total Investments—98.8% (cost $578,357)		756,838
	Cash and other assets, less liabilities—1.2%		9,492

	Net assets—100.0%		$766,330

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

Emerging Markets Growth Fund

Portfolio of Investments, March 31, 2024 (unaudited)

At March 31, 2024, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):
Information Technology	32.8%
Financials	14.1%
Industrials	12.4%
Consumer Discretionary	12.2%
Consumer Staples	10.0%
Communication Services	5.5%
Real Estate	3.7%
Health Care	3.5%
Energy	3.0%
Utilities	2.2%
Materials	0.6%

Total	100.0%

At March 31, 2024, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):
Indian Rupee	27.1%
U.S. Dollar	17.5%
New Taiwan Dollar	13.4%
South Korean Won	10.2%
Hong Kong Dollar	6.6%
Indonesian Rupiah	5.3%
South African Rand	4.4%
Chinese Yuan Renminbi	4.3%
Mexican Peso	3.9%
Brazilian Real	2.4%
Philippine Peso	1.3%
UAE Dirham	1.3%
Thai Baht	1.0%
All Other Currencies	1.3%

Total	100.0%

See accompanying Notes to Financial Statements.

Emerging Markets ex China Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—70.2%
	India—27.9%
	ABB India Ltd. (Electrical equipment)	3,546	$271
	Apollo Hospitals Enterprise Ltd. (Health care providers & services)	1,811	138
	Bajaj Finance Ltd. (Consumer finance)	1,702	148
	Bharat Electronics Ltd. (Aerospace & defense)	93,237	226
	Bharti Airtel Ltd. (Wireless Telecommunication Services)	8,097	120
	Central Depository Services India Ltd. (Capital markets)	3,289	68
	Cholamandalam Investment & Finance Co. Ltd. (Consumer finance)	5,860	82
	Computer Age Management Services Ltd. (Professional services)	2,025	71
	Cummins India Ltd. (Machinery)	4,997	181
	Dixon Technologies India Ltd. (Household durables)	1,997	179
*	Ethos Ltd. (Specialty retail)	2,424	75
	HDFC Asset Management Co. Ltd. (Capital markets)	2,493	112
	HDFC Bank Ltd. (Banks)	9,715	169
	Indian Hotels Co. Ltd. (Hotels, restaurants & leisure)	28,080	200
*	InterGlobe Aviation Ltd. (Passenger airlines)	4,446	189
	Jindal Stainless Ltd. (Metals & mining)	22,429	186
*	Kaynes Technology India Ltd. (Electronic equipment, instruments & components)	4,723	163
	KEI Industries Ltd. (Electrical equipment)	3,613	150
	KPIT Technologies Ltd. (Software)	9,167	163
	Larsen & Toubro Ltd. (Construction & engineering)	4,647	210
	Macrotech Developers Ltd. (Real estate management & development)	11,632	157
	Mahindra & Mahindra Ltd. (Automobiles)	5,176	119
*	MakeMyTrip Ltd. (Hotels, restaurants & leisure)†	1,714	122
	Max Healthcare Institute Ltd. (Health care providers & services)	14,954	146
	Nestle India Ltd. (Food products)	2,509	79
	NTPC Ltd. (Independent power & renewable electricity producers)	64,737	262
	Phoenix Mills Ltd. (Real estate management & development)	3,121	104
	REC Ltd. (Financial services)	21,231	115
	Reliance Industries Ltd. (Oil, gas & consumable fuels)	7,697	274
	Sun Pharmaceutical Industries Ltd. (Pharmaceuticals)	6,178	120
	Tata Consultancy Services Ltd. (IT services)	4,487	209
	Tata Motors Ltd. (Automobiles)	23,504	280
	Titagarh Rail System Ltd. (Machinery)	10,176	113
	Titan Co. Ltd. (Textiles, apparel & luxury goods)	3,740	170
	Trent Ltd. (Specialty retail)	6,480	306
	Tube Investments of India Ltd. (Automobile components)	2,486	111
	UNO Minda Ltd. (Automobile components)	10,171	83
	Varun Beverages Ltd. (Beverages)	17,355	291
	Voltamp Transformers Ltd. (Electrical equipment)	105	12
*	Zomato Ltd. (Hotels, restaurants & leisure)	58,958	129

			6,303

	Indonesia—4.5%
	Bank Central Asia Tbk. PT (Banks)	761,400	484
	Bank Negara Indonesia Persero Tbk. PT (Banks)	377,000	140
	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	715,000	273
	Mitra Adiperkasa Tbk. PT (Broadline retail)	1,117,200	128

			1,025

See accompanying Notes to Financial Statements.

Emerging Markets ex China Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	Philippines—1.5%
	BDO Unibank, Inc. (Banks)	64,728	$178
	International Container Terminal Services, Inc. (Transportation infrastructure)	28,290	160

			338

	South Korea—9.3%
	Hanwha Aerospace Co. Ltd. (Aerospace & defense)	1,024	158
	HD Hyundai Electric Co. Ltd. (Electrical equipment)	1,674	222
	Samsung Electronics Co. Ltd. (Technology hardware, storage & peripherals)	18,212	1,093
	SK Hynix, Inc. (Semiconductors & semiconductor equipment)	4,730	626

			2,099

	Taiwan—26.0%
	Accton Technology Corp. (Communications equipment)	10,000	143
	Alchip Technologies Ltd. (Semiconductors & semiconductor equipment)	3,500	346
	Asia Vital Components Co. Ltd. (Technology hardware, storage & peripherals)	10,000	169
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	2,000	144
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	1,100	114
	Elite Material Co. Ltd. (Electronic equipment, instruments & components)	12,000	151
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	3,300	248
	Faraday Technology Corp. (Semiconductors & semiconductor equipment)	6,231	65
	Fortune Electric Co. Ltd. (Electrical equipment)	6,000	126
	Fositek Corp. (Electronic equipment, instruments & components)	5,000	121
	Innodisk Corp. (Technology hardware, storage & peripherals)	9,900	96
	Lotes Co. Ltd. (Electronic equipment, instruments & components)	3,103	134
	M31 Technology Corp. (Semiconductors & semiconductor equipment)	2,000	80
	MediaTek, Inc. (Semiconductors & semiconductor equipment)	10,000	363
	Parade Technologies Ltd. (Semiconductors & semiconductor equipment)	3,000	86
	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & semiconductor equipment)	129,000	3,100
	Tripod Technology Corp. (Electronic equipment, instruments & components)	18,400	118
	Wiwynn Corp. (Technology hardware, storage & peripherals)	4,000	274

			5,878

	Thailand—1.0%
	Bangkok Dusit Medical Services PCL (Health care providers & services)	116,300	90
	Bumrungrad Hospital PCL (Health care providers & services)	20,100	123

			213

	Emerging Latin America—15.4%
	Argentina—1.0%
	Arcos Dorados Holdings, Inc. (Hotels, restaurants & leisure)†	11,236	125
*	Globant SA (IT services)†	517	104

			229

	Brazil—7.6%
	Banco BTG Pactual SA (Capital markets)	28,000	203
	Itau Unibanco Holding SA—ADR (Banks)	39,419	273
*	MercadoLibre, Inc. (Broadline retail)	385	582
	Multiplan Empreendimentos Imobiliarios SA (Real estate management & development)	14,800	76
*	NU Holdings Ltd. (Banks)†	14,827	177
	Raia Drogasil SA (Consumer staples distribution & retail)	20,816	114
	Rumo SA (Ground transportation)	17,200	76

See accompanying Notes to Financial Statements.

Emerging Markets ex China Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—(continued)
	Brazil — (continued)
	TOTVS SA (Software)	18,500	$105
	WEG SA (Electrical equipment)	14,400	110

			1,716

	Mexico—6.8%
*	Alsea SAB de CV (Hotels, restaurants & leisure)	39,400	194
	Arca Continental SAB de CV (Beverages)	7,300	80
*	BBB Foods, Inc. (Consumer staples distribution & retail)†	5,459	130
	Corp. Inmobiliaria Vesta SAB de CV (Real estate management & development)	68,500	267
	Fomento Economico Mexicano SAB de CV—ADR (Beverages)	1,955	255
	Grupo Financiero Banorte SAB de CV (Banks)	15,700	167
	Qualitas Controladora SAB de CV (Insurance)	14,300	166
	TF Administradora Industrial S de Real de CV (Industrial REITs)	54,400	148
	Wal-Mart de Mexico SAB de CV (Consumer staples distribution & retail)	28,000	113

			1,520

	Emerging Europe, Mid-East—12.2%
	Georgia—0.5%
	Bank of Georgia Group PLC (Banks)	1,745	111

	Greece—1.2%
*	Eurobank Ergasias Services & Holdings SA (Banks)	53,381	103
*	Piraeus Financial Holdings SA (Banks)	40,800	170

			273

	Poland—0.5%
*	Dino Polska SA (Consumer staples distribution & retail)	1,170	114

	Saudi Arabia—7.8%
	Al Hammadi Holding (Health care providers & services)	3,767	61
	Aldrees Petroleum & Transport Services Co. (Oil, gas & consumable fuels)	2,421	111
	Arabian Contracting Services Co. (Media)	1,839	109
	Arabian Internet & Communications Services Co. (IT services)	941	95
	Bupa Arabia for Cooperative Insurance Co. (Insurance)	1,888	133
	Dr Sulaiman Al Habib Medical Services Group Co. (Health care providers & services)	2,170	181
	Elm Co. (IT services)	660	169
	Leejam Sports Co. JSC (Hotels, restaurants & leisure)	3,176	185
	National Co. for Learning & Education (Diversified consumer services)	2,815	104
	National Medical Care Co. (Health care providers & services)	2,118	106
	Retal Urban Development Co. (Real estate management & development)	39,364	101
	Riyadh Cables Group Co. (Electrical equipment)	4,560	123
	Saudia Dairy & Foodstuff Co. (Food products)	1,648	170
	Savola Group (Food products)	7,257	109

			1,757

	Turkey—0.4%
	BIM Birlesik Magazalar AS (Consumer staples distribution & retail)	9,490	103

	United Arab Emirates—1.8%
	Air Arabia PJSC (Passenger airlines)	120,594	91
	Emaar Properties PJSC (Real estate management & development)	72,999	162

See accompanying Notes to Financial Statements.

Emerging Markets ex China Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Shares or Principal Amount	Value
Common Stocks—(continued)
Emerging Europe, Mid-East—(continued)
United Arab Emirates — (continued)
Salik Co. PJSC (Transportation infrastructure)	145,875	$147

		400

Total Common Stocks—97.8% (cost $17,086)		22,079

Repurchase Agreement
Fixed Income Clearing Corporation, 2.300% dated 03/28/24, due 04/01/24, repurchase price $408, collateralized by U.S. Treasury Note, 4.625%, due 09/15/26, valued at $416	$407	407

Total Repurchase Agreement—1.8% (cost $407)		407

Total Investments—99.6% (cost $17,493)		22,486
Cash and other assets, less liabilities—0.4%		86

Net assets—100.0%		$22,572

ADR = American Depository Receipt

* = Non-income producing security

† = U.S. listed foreign security

REIT = Real Estate Investment Trust

See accompanying Notes to Financial Statements.

Emerging Markets ex China Growth Fund

Portfolio of Investments, March 31, 2024 (unaudited)

At March 31, 2024, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):
Information Technology	38.5%
Financials	14.8%
Consumer Discretionary	14.0%
Industrials	11.9%
Consumer Staples	7.1%
Real Estate	4.6%
Health Care	4.4%
Energy	1.7%
Utilities	1.2%
Communication Services	1.0%
Materials	0.8%

Total	100.0%

At March 31, 2024, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):
Indian Rupee	28.0%
New Taiwan Dollar	26.6%
South Korean Won	9.5%
U.S. Dollar	8.0%
South African Rand	8.0%
Mexican Peso	5.1%
Indonesian Rupiah	4.7%
Brazilian Real	3.1%
UAE Dirham	1.8%
Philippine Peso	1.5%
Euro	1.2%
All Other Currencies	2.5%

Total	100.0%

See accompanying Notes to Financial Statements.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—63.9%
	China—11.3%
	Airtac International Group (Machinery)	87,158	$3,023
	Beijing Roborock Technology Co. Ltd. (Household durables)	107,865	5,079
*	Giant Biogene Holding Co. Ltd. (Personal care products)	1,262,400	6,863
	Hisense Home Appliances Group Co. Ltd. (Household durables)	1,599,100	6,573
	HLA Group Corp. Ltd. (Specialty retail)	4,009,771	4,842
	Huaming Power Equipment Co. Ltd. (Machinery)	3,128,650	7,591
	Huaneng Lancang River Hydropower, Inc. (Independent power & renewable electricity producers)	2,642,612	3,417
	Proya Cosmetics Co. Ltd. (Personal care products)	136,388	1,752
	Shenzhen Envicool Technology Co. Ltd. (Machinery)	346,200	1,453
	Yankershop Food Co. Ltd. (Food products)	412,100	4,318
	Zhejiang Shuanghuan Driveline Co. Ltd. (Automobile components)	403,200	1,281

			46,192

	India—30.3%
	ABB India Ltd. (Electrical equipment)	93,816	7,161
	Apar Industries Ltd. (Industrial conglomerates)	41,212	3,429
	Bikaji Foods International Ltd. (Food products)	345,246	2,036
	Blue Star Ltd. (Building products)	121,899	1,867
	CG Power & Industrial Solutions Ltd. (Electrical equipment)	507,622	3,268
*	Chalet Hotels Ltd. (Hotels, restaurants & leisure)	227,424	2,426
	Cholamandalam Investment & Finance Co. Ltd. (Consumer finance)	139,144	1,937
*	Cyient DLM Ltd. (Electronic equipment, instruments & components)	238,042	2,055
	Data Patterns India Ltd. (Aerospace & defense)	71,548	2,084
	Dixon Technologies India Ltd. (Household durables)	98,282	8,807
*	Ethos Ltd. (Specialty retail)	52,739	1,637
*	Global Health Ltd. (Health care providers & services)	172,675	2,733
*	GMR Airports Infrastructure Ltd. (Transportation infrastructure)	2,320,774	2,276
*	Godrej Properties Ltd. (Real estate management & development)	189,832	5,231
	Home First Finance Co. India Ltd. (Financial services)	107,366	1,157
	JB Chemicals & Pharmaceuticals Ltd. (Pharmaceuticals)	109,049	2,157
	Jindal Stainless Ltd. (Metals & mining)	775,706	6,445
	Karur Vysya Bank Ltd. (Banks)	824,869	1,809
*	Kaynes Technology India Ltd. (Electronic equipment, instruments & components)	150,999	5,205
	KEI Industries Ltd. (Electrical equipment)	226,068	9,406
	KPIT Technologies Ltd. (Software)	174,164	3,096
*	Lemon Tree Hotels Ltd. (Hotels, restaurants & leisure)	1,726,135	2,713
	Macrotech Developers Ltd. (Real estate management & development)	381,854	5,165
	Maharashtra Seamless Ltd. (Metals & mining)	121,208	1,221
*	MakeMyTrip Ltd. (Hotels, restaurants & leisure)†	35,471	2,520
	Max Healthcare Institute Ltd. (Health care providers & services)	296,876	2,909
	Narayana Hrudayalaya Ltd. (Health care providers & services)	146,681	2,276
	Newgen Software Technologies Ltd. (Software)	97,672	932
	Oberoi Realty Ltd. (Real estate management & development)	107,813	1,900
*	PG Electroplast Ltd. (Electronic equipment, instruments & components)	63,983	1,274
	Phoenix Mills Ltd. (Real estate management & development)	87,970	2,922
	Radico Khaitan Ltd. (Beverages)	21,853	452
	Rainbow Children’s Medicare Ltd. (Health care providers & services)	78,617	1,225
	Ramkrishna Forgings Ltd. (Metals & mining)	348,694	2,897
	Solar Industries India Ltd. (Chemicals)	22,459	2,370
	Titagarh Rail System Ltd. (Machinery)	37,592	417
	Transformers & Rectifiers India Ltd. (Electrical equipment)	248,182	1,177

See accompanying Notes to Financial Statements.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Asia—(continued)
	India — (continued)
	Triveni Turbine Ltd. (Electrical equipment)	325,490	$2,098
	Tube Investments of India Ltd. (Automobile components)	22,983	1,028
	Varun Beverages Ltd. (Beverages)	383,364	6,431
	Venus Pipes & Tubes Ltd. (Metals & mining)	126,599	2,886
	Voltamp Transformers Ltd. (Electrical equipment)	21,677	2,487

			123,522

	Indonesia—5.5%
	Bank Negara Indonesia Persero Tbk. PT (Banks)	18,878,000	7,025
	Bank Syariah Indonesia Tbk. PT (Banks)	31,037,900	5,305
	Indofood CBP Sukses Makmur Tbk. PT (Food products)	1,846,500	1,351
	Map Aktif Adiperkasa PT (Specialty retail)	35,516,300	2,341
	Mitra Adiperkasa Tbk. PT (Broadline retail)	53,770,400	6,172

			22,194

	Philippines—0.9%
	International Container Terminal Services, Inc. (Transportation infrastructure)	654,860	3,704

	South Korea—4.7%
	AfreecaTV Co. Ltd. (Interactive media & services)	25,369	2,320
	Hanwha Aerospace Co. Ltd. (Aerospace & defense)	19,671	3,032
	HD Hyundai Electric Co. Ltd. (Electrical equipment)	54,575	7,244
	HPSP Co. Ltd. (Semiconductors & semiconductor equipment)	72,274	2,872
	LEENO Industrial, Inc. (Semiconductors & semiconductor equipment)	18,554	3,556

			19,024

	Taiwan—10.9%
	Alchip Technologies Ltd. (Semiconductors & semiconductor equipment)	21,000	2,077
	AP Memory Technology Corp. (Semiconductors & semiconductor equipment)	32,000	388
	Asia Vital Components Co. Ltd. (Technology hardware, storage & peripherals)	274,000	4,640
	ASMedia Technology, Inc. (Semiconductors & semiconductor equipment)	51,000	3,681
	ASPEED Technology, Inc. (Semiconductors & semiconductor equipment)	24,000	2,497
	AURAS Technology Co. Ltd. (Technology hardware, storage & peripherals)	84,000	1,730
	Elite Material Co. Ltd. (Electronic equipment, instruments & components)	230,000	2,896
	eMemory Technology, Inc. (Semiconductors & semiconductor equipment)	23,000	1,725
	Faraday Technology Corp. (Semiconductors & semiconductor equipment)	158,385	1,656
	Fortune Electric Co. Ltd. (Electrical equipment)	65,000	1,361
	Fositek Corp. (Electronic equipment, instruments & components)	11,000	266
	Gold Circuit Electronics Ltd. (Electronic equipment, instruments & components)	226,000	1,727
	Lotes Co. Ltd. (Electronic equipment, instruments & components)	165,669	7,170
	M31 Technology Corp. (Semiconductors & semiconductor equipment)	29,000	1,164
	Tripod Technology Corp. (Electronic equipment, instruments & components)	516,000	3,297
	Voltronic Power Technology Corp. (Electrical equipment)	9,507	490
	Wiwynn Corp. (Technology hardware, storage & peripherals)	109,000	7,459

			44,224

	Vietnam—0.3%
*	Hoa Phat Group JSC (Metals & mining)	1,128,900	1,391

See accompanying Notes to Financial Statements.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Latin America—18.1%
	Argentina—0.9%
	Arcos Dorados Holdings, Inc. (Hotels, restaurants & leisure)†	340,955	$3,792

	Brazil—6.8%
	Companhia Paranaense de Energia (Electric utilities)	923,900	1,593
	Cury Construtora e Incorporadora SA (Household durables)	1,381,500	5,608
	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Household durables)	1,648,400	8,197
	Direcional Engenharia SA (Household durables)	703,500	3,595
	Grupo SBF SA (Specialty retail)	408,500	1,055
*	Inter & Co., Inc. (Banks)	367,319	2,090
	Smartfit Escola de Ginastica e Danca SA (Hotels, restaurants & leisure)	913,200	4,734
	TOTVS SA (Software)	168,700	955

			27,827

	Mexico—10.4%
*	Alsea SAB de CV (Hotels, restaurants & leisure)	1,691,800	8,340
*	BBB Foods, Inc. (Consumer staples distribution & retail)†	223,334	5,311
	Corp. Inmobiliaria Vesta SAB de CV (Real estate management & development)	1,478,100	5,758
	Corp. Inmobiliaria Vesta SAB de CV—ADR (Real estate management & development)	14,970	587
	Gentera SAB de CV (Consumer finance)	1,971,300	3,369
	Prologis Property Mexico SA de CV (Industrial REITs)	1,690,723	7,375
	Qualitas Controladora SAB de CV (Insurance)	441,900	5,130
	Regional SAB de CV (Banks)	224,200	2,208
*	Vista Energy SAB de CV—ADR (Oil, gas & consumable fuels)	97,353	4,029

			42,107

	Emerging Europe, Mid-East—17.4%
	Georgia—0.6%
	Bank of Georgia Group PLC (Banks)	40,561	2,585

	Greece—2.5%
	JUMBO SA (Specialty retail)	128,201	3,693
*	Piraeus Financial Holdings SA (Banks)	1,591,300	6,654

			10,347

	Kazakhstan—1.2%
	Kaspi.KZ JSC—ADR (Consumer finance)	37,890	4,874

	Lithuania—0.4%
	Baltic Classifieds Group plc (Interactive media & services)	591,707	1,684

	Poland—1.6%
*	Alior Bank SA (Banks)	128,691	3,156
	Benefit Systems SA (Professional services)	4,551	3,224

			6,380

	Saudi Arabia—8.9%
	Al Hammadi Holding (Health care providers & services)	80,318	1,304
*	Al Rajhi Co. for Co-operative Insurance (Insurance)	42,541	1,255
	Aldrees Petroleum & Transport Services Co. (Oil, gas & consumable fuels)	62,471	2,852
*	AlKhorayef Water & Power Technologies Co. (Water utilities)	29,084	1,799
	Bupa Arabia for Cooperative Insurance Co. (Insurance)	36,540	2,570
	Dallah Healthcare Co. (Health care providers & services)	50,288	2,368

See accompanying Notes to Financial Statements.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks—(continued)
	Emerging Europe, Mid-East—(continued)
	Saudi Arabia — (continued)
	Elm Co. (IT services)	12,359	$3,160
	Leejam Sports Co. JSC (Hotels, restaurants & leisure)	58,197	3,386
*	Lumi Rental Co. (Ground transportation)	75,978	2,070
*	National Agriculture Development Co. (Food products)	291,825	2,303
	National Co. for Learning & Education (Diversified consumer services)	38,746	1,438
	National Medical Care Co. (Health care providers & services)	55,719	2,778
	Riyadh Cables Group Co. (Electrical equipment)	146,754	3,952
	Saudia Dairy & Foodstuff Co. (Food products)	49,255	5,083

			36,318

	United Arab Emirates—2.2%
	Air Arabia PJSC (Passenger airlines)	3,918,865	2,956
	Emirates Central Cooling Systems Corp. (Water utilities)	5,360,206	2,408
	Salik Co. PJSC (Transportation infrastructure)	3,338,204	3,373

			8,737

	Total Common Stocks—99.4% (cost $326,227)		404,902

	Total Investments—99.4% (cost $326,227)		404,902
	Cash and other assets, less liabilities—0.6%		2,564

	Net assets—100.0%		$407,466

ADR = American Depository Receipt

REIT = Real Estate Investment Trust

* = Non-income producing security

† = U.S. listed foreign security

See accompanying Notes to Financial Statements.

Emerging Markets Small Cap Growth Fund

Portfolio of Investments, March 31, 2024 (unaudited)

At March 31, 2024, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):
Consumer Discretionary	22.0%
Industrials	19.5%
Information Technology	16.2%
Financials	12.6%
Consumer Staples	8.9%
Real Estate	7.1%
Health Care	4.4%
Materials	4.3%
Utilities	2.3%
Energy	1.7%
Communication Services	1.0%

Total	100.0%

At March 31, 2024, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):
Indian Rupee	29.9%
New Taiwan Dollar	11.7%
South African Rand	9.0%
Chinese Yuan Renminbi	9.0%
Mexican Peso	7.9%
Brazilian Real	6.9%
Indonesian Rupiah	5.5%
U.S. Dollar	5.2%
South Korean Won	4.7%
Euro	2.5%
UAE Dirham	2.1%
Hong Kong Dollar	1.7%
Polish Zloty	1.6%
British Pound Sterling	1.0%
All Other Currencies	1.3%

Total	100.0%

See accompanying Notes to Financial Statements.

China Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

	Issuer	Shares	Value
	Common Stocks
	Emerging Asia—97.0%
	China—97.0%
	Agricultural Bank of China Ltd. (Banks)	22,300	$13
	Aier Eye Hospital Group Co. Ltd. (Health care providers & services)	15,648	28
	Airtac International Group (Machinery)	2,000	69
	Alibaba Group Holding Ltd. (Broadline retail)	6,000	54
	Bank of Chengdu Co. Ltd. (Banks)	11,400	21
	Bank of Ningbo Co. Ltd. (Banks)	6,790	19
	Beijing Kingsoft Office Software, Inc. (Software)	376	16
	Beijing Roborock Technology Co. Ltd. (Household durables)	615	29
	China Merchants Bank Co. Ltd. (Banks)	8,000	32
	Chongqing Zhifei Biological Products Co. Ltd. (Biotechnology)	2,400	15
	Contemporary Amperex Technology Co. Ltd. (Electrical equipment)	2,140	56
	Eastroc Beverage Group Co. Ltd. (Beverages)	1,000	26
	Estun Automation Co. Ltd. (Machinery)	6,200	16
	Fuyao Glass Industry Group Co. Ltd. (Automobile components)	8,000	40
*	Giant Biogene Holding Co. Ltd. (Personal care products)	5,000	27
	Hisense Home Appliances Group Co. Ltd. (Household durables)	14,000	44
	HLA Group Corp. Ltd. (Specialty retail)	10,500	13
	Huaming Power Equipment Co. Ltd. (Machinery)	15,300	37
	Huaneng Lancang River Hydropower, Inc. (Independent power & renewable electricity producers)	55,900	72
	Inner Mongolia Yili Industrial Group Co. Ltd. (Food products)	3,700	14
	Jiangsu Hengli Hydraulic Co. Ltd. (Machinery)	1,700	12
*	Kuaishou Technology (Interactive media & services)	2,200	14
	Kweichow Moutai Co. Ltd. (Beverages)	500	117
	Maxscend Microelectronics Co. Ltd. (Electronic equipment, instruments & components)	1,200	17
*	Meituan (Hotels, restaurants & leisure)	3,110	38
	Midea Group Co. Ltd. (Household durables)	3,700	33
	MINISO Group Holding Ltd. (Broadline retail)	3,000	15
	NAURA Technology Group Co. Ltd. (Semiconductors & semiconductor equipment)	1,700	72
	NetEase, Inc. (Entertainment)	6,000	125
*	PDD Holdings, Inc.—ADR (Broadline retail)	657	76
	Proya Cosmetics Co. Ltd. (Personal care products)	1,588	20
	Shenzhen Inovance Technology Co. Ltd. (Machinery)	3,300	27
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Health care equipment & supplies)	600	23
	Silergy Corp. (Semiconductors & semiconductor equipment)	3,900	40
	Sunresin New Materials Co. Ltd. (Chemicals)	2,000	12
	Tencent Holdings Ltd. (Interactive media & services)	4,300	167
*	Trip.com Group Ltd. (Hotels, restaurants & leisure)	50	2
	Weichai Power Co. Ltd. (Machinery)	30,000	57
	Will Semiconductor Co. Ltd. Shanghai (Semiconductors & semiconductor equipment)	1,600	22
	Wuliangye Yibin Co. Ltd. (Beverages)	2,000	42
	Yutong Bus Co. Ltd. (Machinery)	11,400	30
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. (Pharmaceuticals)	600	19
	Zhejiang Dingli Machinery Co. Ltd. (Machinery)	2,100	16
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. (Semiconductors & semiconductor equipment)	4,100	20
	Zhejiang Shuanghuan Driveline Co. Ltd. (Automobile components)	3,700	12
	Zhongji Innolight Co. Ltd. (Communications equipment)	1,500	32

			1,701

See accompanying Notes to Financial Statements.

China Growth Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Shares	Value
Asia—1.0%
Hong Kong—1.0%
AIA Group Ltd. (Insurance)	2,600	$17

Total Common Stocks—98.0% (cost $1,842)		1,718

Total Investments—98.0% (cost $1,842)		1,718
Cash and other assets, less liabilities—2.0%		35

Net assets—100.0%		$1,753

ADR = American Depository Receipt

* = Non-income producing security

See accompanying Notes to Financial Statements.

China Growth Fund

Portfolio of Investments, March 31, 2024 (unaudited)

At March 31, 2024, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):
Consumer Discretionary	20.8%
Industrials	18.6%
Communication Services	17.8%
Consumer Staples	14.4%
Information Technology	12.6%
Financials	6.0%
Health Care	4.9%
Utilities	4.2%
Materials	0.7%

Total	100.0%

At March 31, 2024, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):
Chinese Yuan Renminbi	52.5%
Hong Kong Dollar	36.8%
New Taiwan Dollar	6.3%
U.S. Dollar	4.4%

Total	100.0%

See accompanying Notes to Financial Statements.

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value
Foreign Government Bonds—61.4%
Angola—1.6%
Angolan Government International Bond,
8.750%, due 4/14/32		$200	$184
9.125%, due 11/26/49		600	508
9.500%, due 11/12/25		200	204

			896

Argentina—2.1%
Argentine Government International Bond,
0.750%, due 7/9/30 (a)		920	478
3.500%, due 7/9/41 (a)		485	195
3.625%, due 7/9/46 (a)		725	325
3.750%, due 1/9/38 (a)	EUR	320	136

			1,134

Bahamas—0.3%
Bahamas Government International Bond, 6.000%, due 11/21/28		$200	179

Bahrain—1.5%
Bahrain Government International Bond,
5.250%, due 1/25/33		400	356
6.250%, due 1/25/51		300	249
7.000%, due 1/26/26		200	202

			807

Benin—0.8%
Benin Government International Bond,
6.875%, due 1/19/52	EUR	250	220
7.960%, due 2/13/38 (b)		$200	195

			415

Bermuda—0.6%
Bermuda Government International Bond, 3.375%, due 8/20/50		460	309

Bolivia—0.2%
Bolivia Government International Bond, 7.500%, due 3/2/30		200	120

Brazil—1.7%
Brazil Notas do Tesouro Nacional Serie F,
10.000%, due 1/1/25	BRL	560	112
10.000%, due 1/1/31		500	96
10.000%, due 1/1/33		1,610	304
Brazilian Government International Bond,
4.750%, due 1/14/50		$280	209
7.125%, due 5/13/54		200	202

			923

See accompanying Notes to Financial Statements.

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Chile—0.5%
Chile Government International Bond, 3.250%, due 9/21/71		$400	$253

Colombia—1.8%
Colombia Government International Bond,
3.250%, due 4/22/32		400	311
4.125%, due 2/22/42		330	223
4.125%, due 5/15/51		300	187
4.500%, due 3/15/29		300	276

			997

Costa Rica—0.4%
Costa Rica Government International Bond, 6.550%, due 4/3/34		200	207

Dominican Republic—2.0%
Dominican Republic International Bond,
4.875%, due 9/23/32		230	206
5.500%, due 2/22/29		300	290
5.875%, due 1/30/60		310	264
11.250%, due 9/15/35 (b)	DOP	18,000	328

			1,088

Ecuador—1.5%
Ecuador Government International Bond,
0.000%, due 7/31/30		$610	301
2.500%, due 7/31/40 (a)		260	126
3.500%, due 7/31/35 (a)		730	382

			809

Egypt—2.3%
Egypt Government International Bond,
5.800%, due 9/30/27		200	181
7.053%, due 1/15/32		200	166
7.300%, due 9/30/33 (b)		250	205
7.500%, due 2/16/61		650	466
8.150%, due 11/20/59		200	153
8.875%, due 5/29/50		150	123

			1,294

El Salvador—0.6%
El Salvador Government International Bond,
7.625%, due 2/1/41		400	293
8.625%, due 2/28/29		60	52

			345

Ethiopia—0.3%
Ethiopia International Bond, 6.625%, due 12/11/24		200	146

See accompanying Notes to Financial Statements.

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Gabon—0.8%
Gabon Government International Bond,
6.950%, due 6/16/25		$200	$196
7.000%, due 11/24/31		300	255

			451

Ghana—2.4%
Ghana Government International Bond,
0.000%, due 4/7/25 (c)		350	141
6.375%, due 2/11/27 (c)		600	308
7.750%, due 4/7/29 (c)		500	259
8.625%, due 4/7/34 (c)		400	206
8.950%, due 3/26/51 (c)		750	383

			1,297

Guatemala—1.5%
Guatemala Government Bond,
3.700%, due 10/7/33		755	624
4.650%, due 10/7/41		280	225

			849

Hungary—1.8%
Hungary Government International Bond,
3.125%, due 9/21/51		600	380
6.125%, due 5/22/28		200	205
6.750%, due 9/25/52 (b)		400	430

			1,015

Iraq—0.2%
Iraq International Bond, 5.800%, due 1/15/28		125	118

Ivory Coast—1.7%
Ivory Coast Government International Bond,
6.625%, due 3/22/48	EUR	400	352
6.875%, due 10/17/40		400	374
7.625%, due 1/30/33 (b)		$200	198

			924

Jamaica—0.5%
Jamaica Government International Bond, 9.625%, due 11/3/30	JMD	41,000	278

Kenya—0.3%
Republic of Kenya Government International Bond, 8.000%, due 5/22/32		$200	187

Lebanon—0.7%
Lebanon Government International Bond,
5.800%, due 4/14/20 (c)		1,400	91
6.600%, due 11/27/26 (c)		800	52

See accompanying Notes to Financial Statements.

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Lebanon — (continued)
6.650%, due 4/22/24 (c)		$268	$18
6.750%, due 11/29/27 (c)		776	51
6.850%, due 3/23/27 (c)		600	39
7.150%, due 11/20/31 (c)		1,200	78
8.200%, due 5/17/33 (c)		600	39

			368

Mexico—1.7%
Mexico Bonos, 7.500%, due 5/26/33	MXN	5,000	268
Mexico Government International Bond,
5.750%, due 10/12/10		$270	237
6.350%, due 2/9/35		400	413

			918

Mongolia—0.3%
Mongolia Government International Bond, 3.500%, due 7/7/27		200	180

Morocco—0.2%
Morocco Government International Bond, 4.000%, due 12/15/50		200	137

Mozambique—0.3%
Mozambique International Bond, 9.000%, due 9/15/31 (a)		200	171

Nigeria—1.0%
Nigeria Government International Bond, 8.250%, due 9/28/51		500	410
Nigeria OMO Bill, 23.450%, due 2/25/25	NGN	250,000	159

			569

Oman—2.2%
Oman Government International Bond,
4.750%, due 6/15/26		$600	589
5.625%, due 1/17/28		400	402
6.750%, due 1/17/48		200	205

			1,196

Pakistan—1.5%
Pakistan Government International Bond,
8.250%, due 9/30/25		450	423
8.875%, due 4/8/51		500	377

			800

See accompanying Notes to Financial Statements.

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Panama—2.3%
Panama Government International Bond,
3.870%, due 7/23/60		$710	$408
3.875%, due 3/17/28		250	228
4.500%, due 5/15/47		200	138
4.500%, due 4/1/56		200	129
4.500%, due 1/19/63		600	384

			1,287

Paraguay—2.5%
Paraguay Government International Bond,
2.739%, due 1/29/33		860	696
3.849%, due 6/28/33		300	262
7.900%, due 2/9/31 (b)	PYG	3,000,000	418

			1,376

Peru—0.9%
Peruvian Government International Bond,
2.783%, due 1/23/31		$200	172
3.230%, due 7/28/21		230	132
3.600%, due 1/15/72		300	199

			503

Philippines—1.5%
Philippines Government International Bond,
3.700%, due 2/2/42		700	574
6.250%, due 1/14/36	PHP	15,000	250

			824

Poland—0.7%
Poland Government International Bond, 5.500%, due 4/4/53		$400	400

Qatar—2.2%
Qatar Government International Bond, 4.400%, due 4/16/50		1,400	1,239

Romania—1.6%
Romania Government International Bond,
2.875%, due 4/13/42	EUR	100	74
5.250%, due 11/25/27		$400	394
5.625%, due 2/22/36 (b)	EUR	200	216
7.625%, due 1/17/53 (b)		$200	222

			906

Saudi Arabia—2.4%
Saudi Government International Bond,
3.450%, due 2/2/61		800	533
5.750%, due 1/16/54 (b)		800	792

			1,325

See accompanying Notes to Financial Statements.

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Senegal—0.7%
Senegal Government International Bond, 5.375%, due 6/8/37	EUR	500	$391

Serbia—0.3%
Serbia International Bond, 2.050%, due 9/23/36		200	151

South Africa—1.0%
South Africa Government International Bond, 8.750%, due 2/28/48	ZAR	15,000	548

Sri Lanka—1.4%
Sri Lanka Government International Bond,
5.750%, due 4/18/23 (c)		$400	230
6.350%, due 6/28/24 (c)		100	59
6.850%, due 11/3/25 (c)		400	240
7.550%, due 3/28/30 (c)		200	117
7.850%, due 3/14/29 (c)		200	117

			763

Suriname—0.8%
Suriname Government International Bond,
7.950%, due 7/15/33		120	110
7.950%, due 7/15/33 (b)		352	322

			432

Trinidad And Tobago—0.4%
Trinidad and Tobago Government International Bond, 5.950%, due 1/14/31 (b)		200	201

Tunisia—0.8%
Tunisian Republic,
5.750%, due 1/30/25		400	377
6.375%, due 7/15/26	EUR	100	91

			468

Turkey—2.1%
Turkiye Government International Bond,
4.875%, due 10/9/26		$200	194
4.875%, due 4/16/43		200	140
5.875%, due 5/21/30	EUR	200	215
7.625%, due 5/15/34		$200	201
9.375%, due 3/14/29		400	435

			1,185

Ukraine—1.8%
Ukraine Government International Bond,
6.876%, due 5/21/31 (c)		300	87
7.253%, due 3/15/35 (c)		1,050	305
7.375%, due 9/25/34 (c)		600	175
7.750%, due 8/1/41 (a)(c)		480	265

See accompanying Notes to Financial Statements.

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value
Foreign Government Bonds—(continued)
Ukraine — (continued)
9.750%, due 11/1/30 (c)		$400	$140

			972

United Arab Emirates—0.6%
Abu Dhabi Government International Bond, 3.000%, due 9/15/51		450	306

Uruguay—0.5%
Uruguay Government International Bond,
4.975%, due 4/20/55		200	188
9.750%, due 7/20/33	UYU	3,788	105

			293

Uzbekistan—0.3%
Republic of Uzbekistan International Bond, 3.900%, due 10/19/31		$200	165

Venezuela—0.5%
Venezuela Government International Bond,
8.250%, due 10/13/24 (c)		400	56
9.250%, due 5/7/28 (c)		500	80
11.950%, due 8/5/31 (c)		800	134

			270

Zambia—0.8%
Zambia Government International Bond,
5.375%, due 9/20/22		250	163
8.500%, due 4/14/24		200	147
8.970%, due 7/30/27		200	147

			457

Total Foreign Government Bonds—61.4% (cost $32,784)			33,842

Foreign Corporate Bonds—30.6%
Brazil—2.8%
3R Lux SARL, 9.750%, due 2/5/31 (b)		200	209
Aegea Finance SARL, 9.000%, due 1/20/31 (b)		200	211
Ambipar Lux SARL, 9.875%, due 2/6/31 (b)		200	199
Azul Secured Finance LLP, 10.875%, due 5/28/30 (b)		175	148
CSN Resources SA, 8.875%, due 12/5/30 (b)		200	206
ERO Copper Corp., 6.500%, due 2/15/30		200	190
Minerva Luxembourg SA, 4.375%, due 3/18/31		200	166

See accompanying Notes to Financial Statements.

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
Brazil — (continued)
Petrorio Luxembourg Trading SARL, 6.125%, due 6/9/26		$200	$196

			1,525

Chile—1.6%
Corp. Nacional del Cobre de Chile,
3.700%, due 1/30/50		200	138
3.750%, due 1/15/31		400	356
6.300%, due 9/8/53 (b)		200	199
6.440%, due 1/26/36 (b)		200	206

			899

China—1.4%
China Evergrande Group, 9.500%, due 3/29/24 (c)		300	3
China Oil & Gas Group Ltd., 4.700%, due 6/30/26		200	169
Sinochem Offshore Capital Co. Ltd., 2.375%, due 9/23/31		500	415
Standard Chartered PLC, 5 year CMT + 3.135%, 4.300%, due 8/19/28 (d)(e)		200	165
Yuzhou Group Holdings Co. Ltd., 7.850%, due 8/12/26 (c)		200	10

			762

Colombia—1.4%
Banco Davivienda SA, 10 year CMT + 5.097%, 6.650%, due 4/22/31 (d)(e)		200	141
Corp. Andina de Fomento, 6.770%, due 5/24/28	COP	2,000,000	450
Gran Tierra Energy, Inc., 9.500%, due 10/15/29		$200	186

			777

Costa Rica—0.8%
Instituto Costarricense de Electricidad, 6.375%, due 5/15/43		250	223
Liberty Costa Rica Senior Secured Finance, 10.875%, due 1/15/31		200	211

			434

Czech Republic—0.4%
Energo-Pro AS, 8.500%, due 2/4/27		200	203

Hungary—0.4%
Magyar Export-Import Bank Zrt, 6.125%, due 12/4/27		200	201

See accompanying Notes to Financial Statements.

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
India—2.6%
Adani Ports & Special Economic Zone Ltd., 3.828%, due 2/2/32	$	200	$163
European Bank for Reconstruction & Development, 6.300%, due 10/26/27	INR	20,000	235
Indiabulls Housing Finance Ltd., 9.700%, due 7/3/27 (b)	$	200	200
International Bank for Reconstruction & Development, 6.850%, due 4/24/28	INR	20,000	237
Network i2i Ltd., 5 year CMT + 4.274%, 5.650%, due 1/15/25 (d)(e)	$	200	198
ReNew Wind Energy AP2/ReNew Power Pvt Ltd., 4.500%, due 7/14/28		200	183
Shriram Finance Ltd., 6.625%, due 4/22/27 (b)		200	201

			1,417

Indonesia—2.5%
European Bank for Reconstruction & Development, 6.000%, due 1/17/30	IDR	3,500,000	218
Medco Maple Tree Pte. Ltd., 8.960%, due 4/27/29 (b)	$	250	260
Pertamina Persero PT,
2.300%, due 2/9/31		200	165
3.100%, due 8/27/30		400	354
6.000%, due 5/3/42		200	203
Perusahaan Penerbit SBSN Indonesia III, 4.700%, due 6/6/32 (b)		200	196

			1,396

Kazakhstan—0.3%
KazMunayGas National Co. JSC, 3.500%, due 4/14/33		200	166

Malaysia—1.9%
Dua Capital Ltd., 2.780%, due 5/11/31		550	471
Petronas Capital Ltd.,
4.550%, due 4/21/50		200	177
4.800%, due 4/21/60		450	408

			1,056

Mexico—4.8%
Banco Nacional de Comercio Exterior SNC, 5 year CMT + 2.000%, 2.720%, due 8/11/31 (e)		220	196
Credito Real SAB de CV SOFOM ER, 5.000%, due 2/1/27 (c)	EUR	200	24
Grupo Axo SAPI de CV, 5.750%, due 6/8/26	$	200	193
Orbia Advance Corp. SAB de CV, 1.875%, due 5/11/26		200	183

See accompanying Notes to Financial Statements.

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
Mexico — (continued)
Petroleos Mexicanos,
4.750%, due 2/26/29	EUR	200	$181
5.950%, due 1/28/31	$	1,200	962
6.490%, due 1/23/27		200	188
6.700%, due 2/16/32		230	192
6.750%, due 9/21/47		808	534

			2,653

Nigeria—0.3%
SEPLAT Energy PLC, 7.750%, due 4/1/26		200	194

Peru—1.4%
Banco de Credito del Peru SA, 7.850%, due 1/11/29 (b)	PEN	800	219
Corp. Financiera de Desarrollo SA, 2.400%, due 9/28/27	$	420	375
InRetail Consumer, 3.250%, due 3/22/28		200	179

			773

Poland—0.4%
Bank Polska Kasa Opieki SA, 3 mo. EURIBOR + 2.400%, 5.500%, due 11/23/27 (e)	EUR	200	220

Saudi Arabia—1.1%
Gaci First Investment Co., 5.125%, due 2/14/53	$	700	607

South Africa—0.3%
Stillwater Mining Co., 4.000%, due 11/16/26		200	179

Supranational—0.9%
Gabon Blue Bond Master Trust, 6.097%, due 8/1/38 (b)		500	495

Trinidad And Tobago—0.8%
Heritage Petroleum Co. Ltd.,
9.000%, due 8/12/29		200	211
9.000%, due 8/12/29 (b)		200	210

			421

Turkey—2.1%
European Bank for Reconstruction & Development, 0.000%, due 11/10/30	TRY	60,000	132
Hazine Mustesarligi Varlik Kiralama AS, 7.250%, due 2/24/27	$	200	204
Istanbul Metropolitan Municipality, 10.500%, due 12/6/28 (b)		400	426
Turkiye Ihracat Kredi Bankasi AS, 5.750%, due 7/6/26		200	195

See accompanying Notes to Financial Statements.

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value
Foreign Corporate Bonds—(continued)
Turkey — (continued)
WE Soda Investments Holding PLC, 9.500%, due 10/6/28 (b)	$	200	$207

			1,164

United Arab Emirates—2.1%
Emirates NBD Bank PJSC, 2.625%, due 2/18/25		200	194
Finance Department Government of Sharjah, 6.125%, due 3/6/36 (b)		200	201
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC, 7.125%, due 7/31/26		200	200
MAF Global Securities Ltd., 5 year CMT + 3.539%, 6.375%, due 3/20/26 (d)(e)		200	200
Shelf Drilling Holdings Ltd., 9.625%, due 4/15/29 (b)		200	193
Sobha Sukuk Ltd., 8.750%, due 7/17/28		200	201

			1,189

Venezuela—0.3%
Petroleos de Venezuela SA,
6.000%, due 11/15/26 (c)		250	23
8.500%, due 10/27/20 (c)		75	59
9.750%, due 5/17/35 (c)		530	59

			141

Total Foreign Corporate Bonds—30.6% (cost $17,240)			16,872

Foreign Municipal Bonds—0.3%
Argentina—0.3%
Provincia de Buenos Aires,
5.500%, due 9/1/37 (a)(b)		200	71
6.375%, due 9/1/37 (a)		167	67
6.375%, due 9/1/37 (a)(b)		49	20

			158

Total Foreign Municipal Bonds—0.3% (cost $192)			158

Repurchase Agreement
Fixed Income Clearing Corporation, 2.300% dated 03/28/24, due 04/01/24, repurchase price $276, collateralized by U.S. Treasury Note, 4.625%, due 09/15/26, valued at $281		276	276

Total Repurchase Agreement—0.5% (cost $276)			276

See accompanying Notes to Financial Statements.

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

Issuer	Principal Amount		Value
U.S. Government—5.7%
U.S. Treasury Bill,
4.706%, due 11/29/24 (f)	$	730	$706
4.755%, due 12/26/24 (f)		550	530
5.037%, due 1/23/25		300	288
5.122%, due 10/31/24		280	272
5.185%, due 9/5/24		1,100	1,076
5.248%, due 8/15/24		300	294

Total U.S. Government—5.7% (cost $3,169)			3,166

Total Investments in Securities—98.5% (cost $53,661)			54,314

Total Investments—98.5% (cost $53,661)			54,314
Cash and other assets, less liabilities—1.5%			847

Net assets—100.0%			$55,161

(a)

Variable/Floating interest rate security. Certain variable/floating interest rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. Rate presented is as of March 31, 2024.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security is currently in default and/or non-income producing.
(d)	Security is perpetual in nature and has no stated maturity.
(e)	Floating Rate Bond. Rate shown is as of March 31, 2024.
(f)	Security, or portion of security, is segregated as collateral to cover initial margin requirements on centrally cleared swaps aggregating a total value of $456 (in thousands).

CMT = Constant Maturity Treasury

EURIBOR = Euro Interbank Offered Rate

SOFR = Secured Overnight Financing Rate

TIIE = Interbank Equilibrium Interest Rate

At March 31, 2024, the Fund’s Portfolio of Investments includes the following currency categories (as a percentage of long-term investments):
U.S. Dollar	87.0%
Euro	4.9%
South African Rand	1.0%
Brazilian Real	1.0%
All Other Currencies	6.1%

Total	100.0%

At March 31, 2024, the Fund’s Portfolio of Investments includes the following industry categories (as a percentage of long-term investments):
Sovereign	70.7%
Corporate
Financials	3.3%
Energy	2.6%
Materials	1.8%
Utilities	1.4%
Consumer Discretionary	1.0%
Communication Services	0.8%
Industrials	0.6%
Consumer Staples	0.6%
Quasi-Sovereign	12.8%
Supranational	3.3%
Sub Sovereign	1.1%

Total	100.0%

See accompanying Notes to Financial Statements.

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

Forward Foreign Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Local Currency (in thousands)	USD (Base) Purchased or Sold	Current Value	Net Unrealized Appreciation (Depreciation)
Purchased
7/29/24	Egyptian Pound	Citibank N.A.	6,500	$130	$133	$3

						$3

Sold
4/17/24	Euro	Citibank N.A.	1,764	$1,927	$1,904	$23
4/17/24	South African Rand	Citibank N.A.	10,400	548	548	—

						$23

Total net unrealized appreciation (depreciation) on forward foreign currency contracts						$26

Centrally Cleared Interest Rate Swaps

Floating Rate Reference	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)		Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
1-Day USD SOFR	Receive	3.750%	1Y	June 2048	LCH	$	1,403	$41	$11	$(30)
EUR 6M EURIBOR	Receive	3.750%	1Y	September 2026	LCH	EUR	209	(8)	(8)	—
EUR 6M EURIBOR	Receive	3.500%	1Y	September 2028	LCH	EUR	90	—	(5)	(5)
EUR 6M EURIBOR	Receive	3.250%	1Y	September 2030	LCH	EUR	161	1	(9)	(10)
EUR 6M EURIBOR	Receive	3.250%	1Y	September 2033	LCH	EUR	767	(37)	(59)	(22)
EUR 6M EURIBOR	Receive	3.250%	1Y	September 2038	LCH	EUR	713	(20)	(71)	(51)
1-Day USD SOFR	Pay	4.500%	1Y	June 2026	LCH	$	3,609	(18)	(20)	(2)
1-Day USD SOFR	Pay	4.250%	1Y	June 2028	LCH	$	2,199	(8)	(3)	5
1-Day USD SOFR	Pay	4.000%	1Y	June 2030	LCH	$	2,936	(19)	(17)	2
1-Day USD SOFR	Pay	4.000%	1Y	June 2033	LCH	$	1,539	(8)	3	11
1-Day USD SOFR	Pay	4.000%	1Y	June 2043	LCH	$	1,638	(58)	25	83
MXN 28D TIIE	Pay	10.650%	28D	October 2025	LCH	MXN	10,000	—	5	5

										$(14)

Centrally Cleared Credit Default Swaps

Reference Entity	Buy/Sell Protection	Fixed Rate	Payment Frequency	Maturity Date	Cleared Exchange	Notional Amount (in thousands)	Upfront Payment Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Kingdom of Saudi Arabia	Buy	1.000%	3M	June 2026	ICE	$400	$(8)	$(6)	$2
Argentine Republic	Buy	1.000%	3M	June 2027	ICE	250	205	129	(76)
Argentine Republic	Buy	5.000%	3M	June 2026	ICE	300	168	105	(63)
Republic of Turkey	Buy	1.000%	3M	June 2029	ICE	200	20	18	(2)
Argentine Republic	Sell	5.000%	3M	June 2032	ICE	100	(63)	(53)	10
Argentine Republic	Sell	5.000%	3M	June 2027	ICE	250	(190)	(109)	81
Argentine Republic	Sell	5.000%	3M	June 2025	ICE	205	(82)	(38)	44
Argentine Republic	Sell	5.000%	3M	June 2028	ICE	150	(96)	(72)	24
Argentine Republic	Sell	5.000%	3M	June 2024	ICE	50	(11)	(1)	10

									$30

See accompanying Notes to Financial Statements.

Emerging Markets Debt Fund

Portfolio of Investments, March 31, 2024 (all dollar amounts in thousands) (unaudited)

OTC Total Return Swap

Reference Entity	Pay/Receive Floating Rate	Floating Rate	Maturity Date	Counterparty	Notional Amount (in thousands)	Market Value	Unrealized Appreciation (Depreciation)
iShares J.P. Morgan USD Emerging Markets Bond ETF	Receive	USD SOFR	May 2024	Goldman Sachs International	$658	$(12)	$(12)

Total net unrealized appreciation (depreciation) on swaps							$4

Currency Legend

BRL Brazilian Real

COP Colombian Peso

DOP Dominican Peso

EUR Euro

IDR Indonesian Rupiah

INR Indian Rupee

JMD Jamaican Dollar

MXN Mexican Peso

NGN Nigerian Naira

PEN Peruvian Nouveau Sol

PHP Philippine Peso

PYG Paraguay Guarani

TRY Turkish Lira

USD U.S. Dollar

UYU Uruguayan Peso

ZAR South African Rand

See accompanying Notes to Financial Statements.

Notes to Portfolios of Investments

(1) Significant Accounting Policies

(a) Description of the Trust

William Blair Funds (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end management investment company. As of March 31, 2024, the Trust had the following funds (the “Funds”) available for sale, each with its own investment objective and policies. For each Fund, the number of shares authorized is unlimited.

U.S. Equity Funds	International Equity Funds	Emerging Markets Debt Fund
Growth	International Leaders	Emerging Markets Debt
Large Cap Growth	International Growth
Mid Cap Value	Institutional International Growth
Small-Mid Cap Core	International Small Cap Growth
Small-Mid Cap Growth	Emerging Markets Leaders
Small-Mid Cap Value	Emerging Markets Growth
Small Cap Growth	Emerging Markets ex China Growth
Small Cap Value	Emerging Markets Small Cap Growth
China Growth

Global Equity Fund
Global Leaders

The investment objectives of the Funds are as follows:

U.S. Equity Funds	Long-term capital appreciation.
Global Equity Fund	Long-term capital appreciation.
International Equity Funds	Long-term capital appreciation.
Emerging Markets Debt Fund	Provide attractive risk-adjusted returns relative to the Fund’s benchmark.

(b) Repurchase Agreements

In a repurchase agreement, a Fund buys a security at one price and at the time of sale, the seller agrees to repurchase the security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying collateral. William Blair Investment Management, LLC (“the Adviser”) monitors, on an ongoing basis, the value of the underlying collateral to ensure that the value always equals or exceeds the repurchase price plus accrued interest. Repurchase agreements may involve certain risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying collateral. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the delivery date. In the event of default, a repurchase agreement provides that a Fund is entitled to sell the underlying collateral. The loss, if any, to a Fund will be the difference between the proceeds from the sale and the repurchase price. However, if bankruptcy proceedings are commenced with respect to the seller of the security, disposition of the collateral by the Fund may be delayed or limited. The Funds have master repurchase agreements which allow the Funds to offset amounts owed to a counterparty with amounts owed from the same counterparty, including any collateral, in the event the counterparty defaults. Each Fund’s outstanding repurchase agreements, if any, and related collateral, are shown on the Fund’s Portfolio of Investments. Although no definitive creditworthiness criteria are used, the Adviser reviews the creditworthiness of the banks and non-bank dealers with which a Fund enters into repurchase agreements to evaluate those risks. A Fund may, for tax purposes, deem repurchase agreements collateralized by U.S. Government securities to be investments in U.S. Government securities.

(2) Valuation

(a) Investment Valuation

The value of U.S. equity securities, including exchange-traded funds, is determined by valuing securities traded on national securities markets or in the over-the-counter markets at the last sale price or, if applicable, the official closing price or, in the absence of a recent sale on the date of determination, at the mean between the last reported bid and ask prices.

The value of foreign equity securities is generally determined based upon the last sale price on the foreign exchange or market on which it is primarily traded and in the currency of that market as of the close of the appropriate exchange or, if there have been no sales during that day, at the mean between the last reported bid and ask prices. The Adviser has determined that the passage of time between when the foreign exchanges or markets close and when the Funds compute their net asset values could cause the value of foreign equity securities to no longer be representative or accurate and, as a result, may necessitate that such securities be fair valued. Accordingly, for foreign equity securities, the Funds may use an independent pricing service to fair value price the security as of the close of regular trading on the NYSE. As a result, a Fund’s value for a foreign security may be different from the last sale price (or the mean between the last reported bid and ask prices). As of March 31, 2024, fair valuation estimates for foreign equity securities were not obtained.

Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the market value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions.

Repurchase agreements are valued at cost, which approximates fair value.

Forward foreign currency contracts are valued on the basis of the value of the underlying currencies at the prevailing currency exchange rate as supplied by an independent pricing service.

Swaps that are centrally cleared through an exchange are valued at the most recent settlement price provided by the exchange on which they are cleared. Total return swaps on equities, equity baskets, indices and other financial instruments are valued by an independent pricing service, or if unavailable, based on the security’s or instrument’s underlying reference asset.

Securities, and other assets, for which a market quotation is not available or is deemed unreliable (e.g., securities affected by unusual or extraordinary events, such as natural disasters or securities affected by market or economic events, such as bankruptcy filings), or the value of which is affected by a significant valuation event, are valued at a fair value. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Adviser as the valuation designee to perform fair value determinations for the Funds. The value of these fair valued securities may be different from the last sale price (or the mean between the last reported bid and ask prices), and there is no guarantee that a fair valued security will be sold at the price at which a Fund is carrying the security.

(b) Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling a security in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. A three-tier hierarchy of inputs is used to classify fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1—Quoted prices (unadjusted) in active markets for an identical security.

•

Level 2—Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others. In addition, other observable inputs such as foreign exchange rates, benchmark securities indices and foreign futures contracts may be utilized in the valuation of certain foreign securities when significant events occur between the last sale on the foreign securities exchange and the time at which the net asset value of the Fund is calculated.

•

Level 3—Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment, and are based on the best information available.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

A description of the valuation methodologies applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Exchange-Traded Securities

Securities traded on a national securities exchange (or reported on the NASDAQ national market), including exchange-traded funds, are stated at the last reported sales price on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the mean between the last reported bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Securities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed Income Securities

Fixed income securities are generally valued using evaluated prices provided by an independent pricing service. The evaluated prices are formed using various market inputs that the pricing service believes accurately represent the fair value of a security at a particular point in time. The pricing service determines evaluated prices for fixed income securities using inputs including, but not limited to, recent transaction prices for such securities, dealer quotes, transaction prices for other securities with similar characteristics, collateral characteristics, credit quality, payment history, liquidity and market conditions. Securities that use similar valuation techniques and observable inputs as described above are categorized as Level 2 of the fair value hierarchy.

Repurchase Agreements

Repurchase agreements are valued at cost, which approximates fair value. Repurchase agreements are categorized as Level 2 of the fair value hierarchy.

Derivative Instruments

Forward foreign currency contracts and swaps are valued using pricing inputs observed from actively quoted markets and are categorized within Level 2 of the fair value hierarchy.

As of March 31, 2024, the value of investments in securities and other financial instruments, segregated by their hierarchical input levels used in determining fair value and by security class or other financial instruments, are shown below (in thousands).

Investments in securities	Growth	Large Cap Growth	Mid Cap Value	Small-Mid Cap Core
Level 1
Common Stocks	$255,657	$2,290,736	$1,660	$204,537
Level 2
Repurchase Agreements	4,584	9,525	—	1,997
Level 3
None	—	—	—	—

Total investments in securities	$260,241	$2,300,261	$1,660	$206,534

Investments in securities	Small-Mid Cap Growth	Small-Mid Cap Value	Small Cap Growth	Small Cap Value
Level 1
Common Stocks	$2,010,783	$2,799	$781,262	$1,375,352
Exchange-Traded Funds	—	—	8,089	—
Level 2
Repurchase Agreements	22,851	—	22,323	20,713
Level 3
Common Stocks	—	—	—	—
Rights	—	—	—	—

Total investments in securities	$2,033,634	$2,799	$811,674	$1,396,065

Investments in securities	Global Leaders	International Leaders	International Growth	Institutional International Growth
Level 1
Common Stocks	$108,005	$1,132,959	$1,486,723	$960,615
Level 2
Repurchase Agreements	364	16,588	24,911	19,254
Level 3
None	—	—	—	—

Total investments in securities	$108,369	$1,149,547	$1,511,634	$979,869

Investments in securities	International Small Cap Growth	Emerging Markets Leaders	Emerging Markets Growth	Emerging Markets ex China Growth
Level 1
Common Stocks	$228,657	$245,257	$748,017	$21,866
Level 2
Common Stocks	1,096	6,037	7,844	213
Repurchase Agreements	4,645	2,144	977	407
Level 3
None	—	—	—	—

Total investments in securities	$234,398	$253,438	$756,838	$22,486

Investments in securities	Emerging Markets Small Cap Growth	China Growth	Emerging Markets Debt
Level 1
Common Stocks	$404,902	$1,718	$—
Level 2
Foreign Corporate Bonds	—	—	16,872
Foreign Government Bonds	—	—	33,842
Foreign Municipal Bonds	—	—	158
Repurchase Agreements	—	—	276
U.S. Government	—	—	3,166
Level 3
None	—	—	—

Total investments in securities	$404,902	$1,718	$54,314

Other financial instruments
Assets
Level 1
None	$—	$—	$—
Level 2
Forward Foreign Currency Contracts	—	—	26
Swaps	—	—	277
Level 3
None	—	—	—
Liabilities
Level 1
None	—	—	—
Level 2
Swaps	—	—	(273)
Level 3
None	—	—	—

Total other financial instruments	$—	$—	$30

See Portfolio of Investments for Sector Classification.

The fair value estimates for the Level 3 securities in the Small-Mid Cap Growth and Small Cap Growth Funds were determined in good faith by the Adviser pursuant to the Valuation Procedures. There were various factors considered in reaching the fair value determination, including, but not limited to, the following: the type of security, the extent of public trading of the security, information obtained for the security, and analysis of the company’s performance and market trends that influence its performance. The Level 3 securities represented 0.00% and 0.00% as a percentage of net assets in the Small-Mid Cap Growth and Small Cap Growth Funds, respectively.

(3) Financial Derivative Instruments

Each Fund may use derivative instruments to maintain liquidity, to provide hedging, or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in each Fund’s prospectus.

Derivative transactions carry counterparty risk as they are based on contracts between a Fund and the applicable counterparty. For exchange-traded or cleared derivative contracts, such counterparty risk is limited due to the role of the exchange or clearinghouse. OTC derivative contracts, however, are exposed to counterparty risk in the amount of unrealized gains, net of collateral held, for the duration of the contract.

The Emerging Markets Debt Fund is subject to certain netting arrangements through International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDAs”). The ISDAs maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. The ISDAs cover certain OTC derivative securities entered into by the Emerging Markets Debt Fund with various counterparties and allow the Emerging Markets Debt Fund to close out and net its total exposure to a counterparty in the event of a default.

Forward Foreign Currency Contracts

The Global Equity, International Equity and Emerging Markets Debt Funds may enter into forward foreign currency contracts. When entering into a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. A Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date. These instruments may involve market risk, credit risk, or both kinds of risks in excess of the amount recognized in the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from the price movements in currencies.

Swap Contracts

Swap agreements may include total return, interest rate, securities index, commodity, security, currency exchange rate, credit default index, volatility and variance swaps. Cleared swaps are transacted through futures commission merchants that are members of central clearing houses with the clearing house serving as a central counterparty similar to transactions in futures contracts. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount” (i.e., the change in the value of a particular dollar amount invested, for example, at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index). Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay a Fund and the risk that a Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements may also involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may cause a Fund to lose money. To the extent permitted by its investment policies and restrictions, a Fund may invest in the following types of swaps:

Credit Default Swaps—A Fund may invest in credit default swaps as a means of “buying” credit protection (i.e., attempting to mitigate the risk of default or credit quality deterioration in some portion of a Fund’s holdings) or “selling” credit protection (i.e., attempting to gain exposure to an underlying issuer’s credit quality characteristics without directly investing in that issuer). A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event (e.g., a ratings downgrade or default) on an underlying reference obligation, which may be a single debt instrument or baskets or indices of securities. Under current regulatory requirements, a Fund may be a buyer or seller of a credit default swap. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. A Fund adds leverage to its portfolio because the Fund is subject to investment exposure on the notional amount of the swap. The maximum potential amount of future payments that a Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of each individual credit default swap agreement outstanding as of the period end for which a Fund is the seller of protection are disclosed in the Fund’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the same Fund for the same referenced entity or entities. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as an indicator of the payment performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, typically represent deterioration of the referenced entities’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap.

Interest Rate Swap—A Fund may invest in interest rate swaps to gain or mitigate exposure to changes in interest rates. Interest rate swap agreements involve a commitment between parties to pay either a fixed interest rate or a floating interest rate based on a notional amount of principal. The parties make payments at predetermined intervals throughout the life of the swap. As a payer, a Fund would make the fixed payment and receive the floating payment. As a receiver, a Fund would make the floating payment and receive the fixed payment.

Total Return Swap—A Fund may invest in total return swaps to gain or mitigate exposure to an underlying security, or securities. Total return swap agreements may involve commitments to pay interest in exchange for the return on the underlying security, or securities. At maturity, a net cash flow is exchanged between the parties based on the total return of the underlying security, or securities, less a financing rate. As a receiver in the transaction, a Fund would receive a payment for a positive return and would make a payment for a negative return. As a payer in the transaction, a Fund would make a payment for a positive return and would receive a payment for a negative return.

William Blair Funds

U.S. EQUITY	GLOBAL EQUITY	EMERGING MARKETS DEBT
Growth Fund	Global Leaders Fund
Large Cap Growth Fund		Emerging Markets Debt Fund
Mid Cap Value Fund	INTERNATIONAL EQUITY
Small-Mid Cap Core Fund	International Leaders Fund
Small-Mid Cap Growth Fund	International Growth Fund
Small-Mid Cap Value Fund	Institutional International Growth Fund
Small Cap Growth Fund	International Small Cap Growth Fund
Small Cap Value Fund	Emerging Markets Leaders Fund
Emerging Markets Growth Fund
Emerging Markets ex China Growth Fund
Emerging Markets Small Cap Growth Fund
China Growth Fund

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